Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 91.4%

Security	Shares	Value
Aerospace & Defense — 0.8%
AAR Corp.(1)	2,667	$ 95,532
Aerojet Rocketdyne Holdings, Inc.(1)	6,224	248,898
AeroVironment, Inc.(1)	1,934	161,218
AerSale Corp.(1)	1,234	22,878
Archer Aviation, Inc., Class A(1)(2)	9,338	24,372
Astra Space, Inc.(1)	10,792	6,594
Astronics Corp.(1)	2,153	16,923
Cadre Holdings, Inc.	1,239	29,810
Ducommun, Inc.(1)	914	36,249
Kaman Corp.	2,245	62,703
Kratos Defense & Security Solutions, Inc.(1)	9,405	95,555
Maxar Technologies, Inc.	5,624	105,281
Momentus, Inc.(1)	4,088	5,601
Moog, Inc., Class A	2,219	156,107
National Presto Industries, Inc.	420	27,321
Park Aerospace Corp.	1,804	19,916
Parsons Corp.(1)	2,523	98,902
Redwire Corp.(1)	1,451	3,453
Rocket Lab USA, Inc.(1)	15,994	65,096
Terran Orbital Corp.(1)	1,796	3,179
Triumph Group, Inc.(1)	4,884	41,953
V2X, Inc.(1)	987	34,940
Virgin Galactic Holdings, Inc.(1)(2)	17,120	80,635
		$1,443,116
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(1)	4,525	$109,007
Atlas Air Worldwide Holdings, Inc.(1)	2,196	209,872
Forward Air Corp.	2,084	188,102
Hub Group, Inc., Class A(1)	2,559	176,520
Radiant Logistics, Inc.(1)	3,434	19,539
		$703,040
Airlines — 0.3%
Allegiant Travel Co.(1)	1,188	$86,700
Blade Air Mobility, Inc.(1)	4,209	16,962
Frontier Group Holdings, Inc.(1)	2,730	26,481
Hawaiian Holdings, Inc.(1)	3,989	52,455
Joby Aviation, Inc.(1)	18,838	81,569
SkyWest, Inc.(1)	3,905	63,495
Spirit Airlines, Inc.(1)	8,178	153,910
Sun Country Airlines Holdings, Inc.(1)(2)	2,490	33,889
Wheels Up Experience, Inc.(1)(2)	11,938	13,729
		$529,190
Security	Shares	Value
Auto Components — 1.2%
Adient PLC(1)	7,444	$ 206,571
American Axle & Manufacturing Holdings, Inc.(1)	8,845	60,411
Dana, Inc.	9,683	110,677
Dorman Products, Inc.(1)	2,051	168,428
Fox Factory Holding Corp.(1)	3,326	263,020
Gentherm, Inc.(1)	2,608	129,696
Goodyear Tire & Rubber Co. (The)(1)	21,674	218,691
Holley, Inc.(1)(2)	3,857	15,621
LCI Industries	1,948	197,644
Luminar Technologies, Inc.(1)(2)	19,333	140,841
Modine Manufacturing Co.(1)	4,047	52,368
Motorcar Parts of America, Inc.(1)	1,400	21,308
Patrick Industries, Inc.	1,647	72,204
Solid Power, Inc.(1)	10,275	54,047
Standard Motor Products, Inc.	1,640	53,300
Stoneridge, Inc.(1)	2,174	36,849
Tenneco, Inc., Class A(1)	6,190	107,644
Visteon Corp.(1)	2,181	231,317
XPEL, Inc.(1)	1,634	105,295
		$2,245,932
Automobiles — 0.2%
Canoo, Inc.(1)(2)	8,156	$15,293
Cenntro Electric Group, Ltd.(1)	13,805	14,219
Faraday Future Intelligent Electric, Inc.(1)	7,449	4,739
Fisker, Inc.(1)(2)	12,446	93,967
Lordstown Motors Corp., Class A(1)	11,997	21,955
Mullen Automotive, Inc.(1)	25,910	8,493
Winnebago Industries, Inc.	2,534	134,834
Workhorse Group, Inc.(1)(2)	11,961	34,328
		$327,828
Banks — 9.3%
1st Source Corp.	1,262	$58,431
ACNB Corp.	634	19,045
Allegiance Bancshares, Inc.	1,477	61,488
Amalgamated Financial Corp.	1,217	27,443
Amerant Bancorp, Inc.	2,132	52,959
American National Bankshares, Inc.	942	30,097
Ameris Bancorp	5,190	232,045
Arrow Financial Corp.	1,229	35,414
Associated Banc-Corp.	11,494	230,800
Atlantic Union Bankshares Corp.	5,618	170,675
Banc of California, Inc.	4,366	69,725
BancFirst Corp.	1,475	131,968
Bancorp, Inc. (The)(1)	4,094	89,986

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Bank First Corp.	510	$ 39,005
Bank of Marin Bancorp	1,090	32,645
Bank of NT Butterfield & Son, Ltd. (The)	3,729	121,043
BankUnited, Inc.	6,129	209,428
Bankwell Financial Group, Inc.	423	12,314
Banner Corp.	2,564	151,481
Bar Harbor Bankshares	1,146	30,392
Baycom Corp.	964	16,947
BCB Bancorp, Inc.	1,078	18,143
Berkshire Hills Bancorp, Inc.	3,453	94,267
Blue Ridge Bankshares, Inc.	1,360	17,286
Brookline Bancorp, Inc.	6,307	73,477
Business First Bancshares, Inc.	1,656	35,654
Byline Bancorp, Inc.	1,998	40,459
Cadence Bank	14,025	356,375
Cambridge Bancorp	500	39,870
Camden National Corp.	1,153	49,118
Capital Bancorp, Inc.	525	12,128
Capital City Bank Group, Inc.	1,232	38,328
Capstar Financial Holdings, Inc.	1,274	23,607
Carter Bankshares, Inc.(1)	1,998	32,168
Cathay General Bancorp	5,646	217,145
Central Pacific Financial Corp.	2,337	48,353
Citizens & Northern Corp.	1,125	27,203
City Holding Co.	1,154	102,348
Civista Bancshares, Inc.	1,318	27,362
CNB Financial Corp.	1,282	30,217
Coastal Financial Corp.(1)	740	29,408
Colony Bankcorp, Inc.	1,228	16,001
Columbia Banking System, Inc.	6,118	176,749
Community Bank System, Inc.	4,105	246,628
Community Trust Bancorp, Inc.	1,316	53,364
ConnectOne Bancorp, Inc.	2,830	65,260
CrossFirst Bankshares, Inc.(1)	3,418	44,605
Customers Bancorp, Inc.(1)	2,287	67,421
CVB Financial Corp.	10,140	256,745
Dime Community Bancshares, Inc.	2,653	77,680
Eagle Bancorp, Inc.	2,481	111,198
Eastern Bankshares, Inc.	12,065	236,957
Enterprise Bancorp, Inc.	790	23,629
Enterprise Financial Services Corp.	2,646	116,530
Equity Bancshares, Inc., Class A	1,296	38,400
Esquire Financial Holdings, Inc.	519	19,488
Farmers & Merchants Bancorp, Inc.	908	24,398
Farmers National Banc Corp.	2,422	31,704
FB Financial Corp.	2,671	102,059
Financial Institutions, Inc.	1,360	32,735
Security	Shares	Value
Banks (continued)
First Bancorp, Inc. (The)	691	$ 19,037
First Bancorp.	2,711	99,168
First BanCorp. / Puerto Rico	14,709	201,219
First Bancshares, Inc. (The)	1,589	47,463
First Bank / Hamilton	1,315	17,976
First Busey Corp.	3,985	87,590
First Business Financial Services, Inc.	601	19,418
First Commonwealth Financial Corp.	7,005	89,944
First Community Bankshares, Inc.	1,464	46,892
First Financial Bancorp	7,256	152,956
First Financial Bankshares, Inc.	10,192	426,331
First Financial Corp. / IN	891	40,264
First Foundation, Inc.	3,883	70,438
First Guaranty Bancshares, Inc.	455	9,955
First Internet Bancorp	680	23,025
First Interstate BancSystem, Inc., Class A	7,114	287,050
First Merchants Corp.	4,445	171,933
First Mid Bancshares, Inc.	1,248	39,899
First of Long Island Corp. (The)	2,051	35,359
First Western Financial, Inc.(1)	592	14,593
Five Star Bancorp	963	27,311
Flushing Financial Corp.	2,270	43,970
Fulton Financial Corp.	12,321	194,672
FVCBankcorp, Inc.(1)	896	17,176
German American Bancorp, Inc.	2,058	73,491
Glacier Bancorp, Inc.	8,717	428,266
Great Southern Bancorp, Inc.	796	45,428
Guaranty Bancshares, Inc.	732	25,320
Hancock Whitney Corp.	6,759	309,630
Hanmi Financial Corp.	2,358	55,837
HarborOne Bancorp, Inc.	3,960	53,143
HBT Financial, Inc.	782	14,193
Heartland Financial USA, Inc.	3,161	137,061
Heritage Commerce Corp.	4,704	53,343
Heritage Financial Corp.	2,776	73,481
Hilltop Holdings, Inc.	3,910	97,163
Home BancShares, Inc.	14,912	335,669
HomeStreet, Inc.	1,583	45,606
HomeTrust Bancshares, Inc.	1,190	26,299
Hope Bancorp, Inc.	9,119	115,264
Horizon Bancorp	3,023	54,293
Independent Bank Corp.	3,592	267,712
Independent Bank Corp. / MI	1,901	36,309
Independent Bank Group, Inc.	2,757	169,252
International Bancshares Corp.	4,217	179,222
John Marshall Bancorp, Inc.(2)	855	20,999
Lakeland Bancorp, Inc.	4,784	76,592

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Lakeland Financial Corp.	1,841	$ 134,043
Live Oak Bancshares, Inc.	2,492	76,255
Macatawa Bank Corp.	2,061	19,085
Mercantile Bank Corp.	1,185	35,206
Metrocity Bankshares, Inc.	1,365	26,809
Metropolitan Bank Holding Corp.(1)	758	48,785
Mid Penn Bancorp, Inc.	1,112	31,948
Midland States Bancorp, Inc.	1,739	40,988
MidWestOne Financial Group, Inc.	980	26,744
MVB Financial Corp.	740	20,594
National Bank Holdings Corp., Class A	2,394	88,554
NBT Bancorp, Inc.	3,309	125,577
Nicolet Bankshares, Inc.(1)	962	67,763
Northeast Bank	504	18,482
Northwest Bancshares, Inc.	9,114	123,130
OceanFirst Financial Corp.	4,703	87,664
OFG Bancorp	3,572	89,764
Old National Bancorp	22,999	378,794
Old Second Bancorp, Inc.	3,177	41,460
Origin Bancorp, Inc.	1,666	64,091
Orrstown Financial Services, Inc.	900	21,528
Pacific Premier Bancorp, Inc.	7,352	227,618
Park National Corp.	1,076	133,940
Parke Bancorp, Inc.	758	15,888
Pathward Financial, Inc.	2,280	75,149
PCB Bancorp	873	15,775
Peapack-Gladstone Financial Corp.	1,387	46,673
Peoples Bancorp, Inc.	1,946	56,298
Peoples Financial Services Corp.	676	31,664
Preferred Bank / Los Angeles	1,081	70,514
Premier Financial Corp.	2,799	71,934
Primis Financial Corp.	1,573	19,080
Professional Holding Corp., Class A(1)	970	25,162
QCR Holdings, Inc.	1,290	65,713
RBB Bancorp	1,147	23,835
Red River Bancshares, Inc.	422	20,859
Renasant Corp.	4,333	135,536
Republic Bancorp, Inc., Class A	737	28,227
Republic First Bancorp, Inc.(1)	4,071	11,521
S&T Bancorp, Inc.	2,930	85,878
Sandy Spring Bancorp, Inc.	3,460	122,000
Seacoast Banking Corp. of Florida	4,539	137,214
ServisFirst Bancshares, Inc.	3,934	314,720
Shore Bancshares, Inc.	1,334	23,105
Sierra Bancorp	1,243	24,549
Silvergate Capital Corp., Class A(1)	2,458	185,210
Simmons First National Corp., Class A	9,386	204,521
Security	Shares	Value
Banks (continued)
SmartFinancial, Inc.	1,098	$ 27,132
South Plains Financial, Inc.	868	23,922
Southern First Bancshares, Inc.(1)	613	25,538
Southside Bancshares, Inc.	2,444	86,420
SouthState Corp.	5,880	465,226
Stellar Bancorp, Inc.	1,510	44,167
Stock Yards Bancorp, Inc.	2,147	146,017
Summit Financial Group, Inc.	955	25,728
Texas Capital Bancshares, Inc.(1)	3,814	225,140
Third Coast Bancshares, Inc.(1)	958	16,391
Tompkins Financial Corp.	1,120	81,334
TowneBank	5,051	135,518
TriCo Bancshares	2,280	101,802
Triumph Bancorp, Inc.(1)	1,845	100,276
Trustmark Corp.	4,595	140,745
UMB Financial Corp.	3,453	291,053
United Bankshares, Inc.	10,239	366,044
United Community Banks, Inc.	8,336	275,922
Unity Bancorp, Inc.	528	13,258
Univest Financial Corp.	2,262	53,112
USCB Financial Holdings, Inc.(1)	808	10,593
Valley National Bancorp	33,783	364,856
Veritex Holdings, Inc.	4,119	109,524
Washington Federal, Inc.	4,861	145,733
Washington Trust Bancorp, Inc.	1,312	60,982
WesBanco, Inc.	4,379	146,127
West BanCorp, Inc.	1,387	28,863
Westamerica BanCorp.	1,954	102,175
		$17,108,455
Beverages — 0.5%
Celsius Holdings, Inc.(1)(2)	4,356	$395,002
Coca-Cola Consolidated, Inc.	363	149,458
Duckhorn Portfolio, Inc. (The)(1)	2,773	40,015
MGP Ingredients, Inc.(2)	1,083	114,971
National Beverage Corp.	1,771	68,254
Primo Water Corp.	12,333	154,779
Vintage Wine Estates, Inc.(1)	2,429	6,728
Vita Coco Co., Inc. (The)(1)	2,091	23,817
		$953,024
Biotechnology — 7.6%
2seventy bio, Inc.(1)	2,804	$40,798
4D Molecular Therapeutics, Inc.(1)	2,159	17,358
Aadi Bioscience, Inc.(1)	1,086	15,345
ACADIA Pharmaceuticals, Inc.(1)	9,384	153,522

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Adeia, Inc.	8,231	$ 116,386
Adicet Bio, Inc.(1)	2,145	30,502
ADMA Biologics, Inc.(1)	13,938	33,869
Aerovate Therapeutics, Inc.(1)	772	12,800
Affimed NV(1)	9,178	18,907
Agenus, Inc.(1)	20,257	41,527
Agios Pharmaceuticals, Inc.(1)	4,200	118,776
Akero Therapeutics, Inc.(1)	2,016	68,645
Albireo Pharma, Inc.(1)(2)	1,419	27,472
Alector, Inc.(1)	4,559	43,128
Alkermes PLC(1)	12,784	285,467
Allogene Therapeutics, Inc.(1)(2)	6,037	65,200
Allovir, Inc.(1)(2)	2,408	18,999
Alpine Immune Sciences, Inc.(1)	911	6,559
ALX Oncology Holdings, Inc.(1)	1,419	13,580
Amicus Therapeutics, Inc.(1)	21,622	225,734
AnaptysBio, Inc.(1)	1,512	38,571
Anavex Life Sciences Corp.(1)(2)	4,866	50,217
Anika Therapeutics, Inc.(1)	1,202	28,608
Apellis Pharmaceuticals, Inc.(1)	7,353	502,210
Arbutus Biopharma Corp.(1)(2)	6,124	11,697
Arcellx, Inc.(1)	2,319	43,528
Arcturus Therapeutics Holdings, Inc.(1)(2)	1,638	24,275
Arcus Biosciences, Inc.(1)	3,897	101,946
Arcutis Biotherapeutics, Inc.(1)	3,204	61,228
Arrowhead Pharmaceuticals, Inc.(1)	7,925	261,921
Atara Biotherapeutics, Inc.(1)	6,782	25,636
Aura Biosciences, Inc.(1)	1,374	24,897
Aurinia Pharmaceuticals, Inc.(1)	10,061	75,659
Avid Bioservices, Inc.(1)	4,695	89,768
Avidity Biosciences, Inc.(1)	3,667	59,882
Beam Therapeutics, Inc.(1)(2)	4,983	237,390
BioCryst Pharmaceuticals, Inc.(1)	13,940	175,644
Biohaven Pharmaceutical Holding Co., Ltd.(1)	4,881	737,861
Bioxcel Therapeutics, Inc.(1)(2)	1,350	15,957
Bluebird Bio, Inc.(1)(2)	5,296	33,524
Blueprint Medicines Corp.(1)	4,576	301,513
Bridgebio Pharma, Inc.(1)	8,200	81,508
C4 Therapeutics, Inc.(1)	2,962	25,977
CareDx, Inc.(1)	3,924	66,786
Caribou Biosciences, Inc.(1)	3,945	41,620
Catalyst Pharmaceuticals, Inc.(1)	7,603	97,546
Celldex Therapeutics, Inc.(1)	3,525	99,088
Celularity, Inc.(1)	5,281	12,199
Century Therapeutics, Inc.(1)	905	8,950
Cerevel Therapeutics Holdings, Inc.(1)(2)	4,076	115,188
ChemoCentryx, Inc.(1)	4,955	255,975
Security	Shares	Value
Biotechnology (continued)
Chimerix, Inc.(1)	4,840	$ 9,341
Chinook Therapeutics, Inc.(1)	3,910	76,871
Cogent Biosciences, Inc.(1)	5,019	74,883
Coherus Biosciences, Inc.(1)(2)	5,115	49,155
Crinetics Pharmaceuticals, Inc.(1)	3,987	78,305
CTI BioPharma Corp.(1)	6,947	40,432
Cullinan Oncology, Inc.(1)	1,984	25,435
Cytokinetics, Inc.(1)	6,437	311,873
Day One Biopharmaceuticals, Inc.(1)	2,171	43,485
Deciphera Pharmaceuticals, Inc.(1)	3,305	61,142
Denali Therapeutics, Inc.(1)	7,469	229,224
Design Therapeutics, Inc.(1)	2,570	42,970
Dynavax Technologies Corp.(1)(2)	8,984	93,793
Dyne Therapeutics, Inc.(1)	2,355	29,908
Eagle Pharmaceuticals, Inc.(1)	867	22,906
Editas Medicine, Inc.(1)(2)	5,352	65,508
Eiger BioPharmaceuticals, Inc.(1)	3,108	23,403
Emergent BioSolutions, Inc.(1)	3,841	80,623
Enanta Pharmaceuticals, Inc.(1)	1,477	76,612
Enochian Biosciences, Inc.(1)(2)	1,482	2,682
EQRx, Inc.(1)(2)	15,762	78,022
Erasca, Inc.(1)	4,957	38,665
Fate Therapeutics, Inc.(1)(2)	6,294	141,049
FibroGen, Inc.(1)	7,057	91,812
Foghorn Therapeutics, Inc.(1)	1,534	13,162
Forma Therapeutics Holdings, Inc.(1)	2,458	49,037
Gelesis Holdings, Inc.(1)	739	798
Generation Bio Co.(1)(2)	3,277	17,401
Geron Corp.(1)(2)	28,168	65,913
Global Blood Therapeutics, Inc.(1)	5,064	344,858
Gossamer Bio, Inc.(1)(2)	4,379	52,460
GreenLight Biosciences Holdings PBC(1)(2)	1,053	2,443
Halozyme Therapeutics, Inc.(1)	10,640	420,706
Heron Therapeutics, Inc.(1)(2)	7,128	30,080
HilleVax, Inc.(1)	972	16,611
Humacyte, Inc.(1)(2)	1,323	4,313
Icosavax, Inc.(1)(2)	1,875	5,925
Ideaya Biosciences, Inc.(1)	2,556	38,136
IGM Biosciences, Inc.(1)(2)	627	14,258
Imago Biosciences, Inc.(1)	1,556	23,418
ImmunityBio, Inc.(1)(2)	5,244	26,063
ImmunoGen, Inc.(1)	15,644	74,778
Immunovant, Inc.(1)	3,141	17,527
Inhibrx, Inc.(1)	2,189	39,293
Inovio Pharmaceuticals, Inc.(1)(2)	16,212	27,966
Insmed, Inc.(1)	9,219	198,577
Instil Bio, Inc.(1)(2)	4,179	20,226

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Intellia Therapeutics, Inc.(1)	5,912	$ 330,836
Intercept Pharmaceuticals, Inc.(1)	2,290	31,945
Invivyd, Inc.(1)	4,566	14,292
Iovance Biotherapeutics, Inc.(1)	11,308	108,331
Ironwood Pharmaceuticals, Inc.(1)	10,251	106,200
iTeos Therapeutics, Inc.(1)	1,605	30,575
IVERIC bio, Inc.(1)	8,892	159,522
Janux Therapeutics, Inc.(1)	1,014	13,730
Jounce Therapeutics, Inc.(1)	2,585	6,049
KalVista Pharmaceuticals, Inc.(1)	1,550	22,490
Karuna Therapeutics, Inc.(1)	2,341	526,561
Karyopharm Therapeutics, Inc.(1)	6,194	33,819
Keros Therapeutics, Inc.(1)	1,411	53,082
Kezar Life Sciences, Inc.(1)	4,127	35,533
Kiniksa Pharmaceuticals, Ltd., Class A(1)	2,278	29,250
Kinnate Biopharma, Inc.(1)	1,973	23,577
Kodiak Sciences, Inc.(1)	2,568	19,876
Kronos Bio, Inc.(1)(2)	3,044	10,197
Krystal Biotech, Inc.(1)	1,560	108,732
Kura Oncology, Inc.(1)	4,759	65,008
Kymera Therapeutics, Inc.(1)	2,965	64,548
Lexicon Pharmaceuticals, Inc.(1)	5,367	12,881
Ligand Pharmaceuticals, Inc.(1)	1,219	104,968
Lyell Immunopharma, Inc.(1)	12,976	95,114
MacroGenics, Inc.(1)	4,499	15,567
Madrigal Pharmaceuticals, Inc.(1)	890	57,841
MannKind Corp.(1)(2)	18,965	58,602
MeiraGTx Holdings PLC(1)	2,356	19,814
Mersana Therapeutics, Inc.(1)	7,067	47,773
MiMedx Group, Inc.(1)	8,710	24,998
Mirum Pharmaceuticals, Inc.(1)	1,192	25,044
Monte Rosa Therapeutics, Inc.(1)(2)	2,241	18,309
Morphic Holding, Inc.(1)	1,956	55,355
Myriad Genetics, Inc.(1)	6,066	115,739
Nkarta, Inc.(1)(2)	2,431	31,992
Nurix Therapeutics, Inc.(1)	3,325	43,325
Nuvalent, Inc., Class A(1)	1,431	27,819
Ocugen, Inc.(1)(2)	14,478	25,771
Organogenesis Holdings, Inc.(1)	5,386	17,451
Outlook Therapeutics, Inc.(1)(2)	6,867	8,378
Pardes Biosciences, Inc.(1)	2,125	3,931
PepGen, Inc.(1)	625	5,675
PMV Pharmaceuticals, Inc.(1)(2)	2,762	32,868
Point Biopharma Global, Inc.(1)(2)	5,554	42,932
Praxis Precision Medicines, Inc.(1)	2,483	5,636
Precigen, Inc.(1)	7,437	15,766
Prometheus Biosciences, Inc.(1)	2,316	136,667
Security	Shares	Value
Biotechnology (continued)
Protagonist Therapeutics, Inc.(1)	3,501	$ 29,513
Prothena Corp. PLC(1)	2,702	163,822
PTC Therapeutics, Inc.(1)	5,446	273,389
Rallybio Corp.(1)	1,410	20,403
Rapt Therapeutics, Inc.(1)	1,964	47,254
Recursion Pharmaceuticals, Inc., Class A(1)(2)	10,141	107,900
REGENXBIO, Inc.(1)	2,991	79,052
Relay Therapeutics, Inc.(1)	5,798	129,701
Replimune Group, Inc.(1)	3,184	54,988
REVOLUTION Medicines, Inc.(1)	5,838	115,125
Rigel Pharmaceuticals, Inc.(1)	14,810	17,476
Rocket Pharmaceuticals, Inc.(1)	3,009	48,024
Sage Therapeutics, Inc.(1)	3,907	152,998
Sana Biotechnology, Inc.(1)(2)	6,618	39,708
Sangamo Therapeutics, Inc.(1)	9,803	48,035
Seres Therapeutics, Inc.(1)	5,457	35,034
Sorrento Therapeutics, Inc.(1)	28,515	44,769
SpringWorks Therapeutics, Inc.(1)	2,634	75,148
Stoke Therapeutics, Inc.(1)	1,497	19,221
Sutro Biopharma, Inc.(1)	3,400	18,870
Syndax Pharmaceuticals, Inc.(1)	3,925	94,318
Talaris Therapeutics, Inc.(1)	1,647	4,332
Tango Therapeutics, Inc.(1)	3,498	12,663
Tenaya Therapeutics, Inc.(1)	2,217	6,429
TG Therapeutics, Inc.(1)	9,827	58,176
Travere Therapeutics, Inc.(1)	4,501	110,905
Twist Bioscience Corp.(1)	4,293	151,285
Tyra Biosciences, Inc.(1)(2)	940	8,263
Vanda Pharmaceuticals, Inc.(1)	4,281	42,296
Vaxart, Inc.(1)(2)	9,366	20,418
Vaxcyte, Inc.(1)	3,953	94,872
VBI Vaccines, Inc.(1)(2)	14,103	9,954
Vera Therapeutics, Inc.(1)	1,061	22,610
Veracyte, Inc.(1)	5,172	85,855
Vericel Corp.(1)	3,645	84,564
Verve Therapeutics, Inc.(1)	3,567	122,526
Vir Biotechnology, Inc.(1)	5,439	104,864
Viridian Therapeutics, Inc.(1)	1,935	39,687
VistaGen Therapeutics, Inc.(1)	15,000	2,281
Xencor, Inc.(1)	4,334	112,597
Y-mAbs Therapeutics, Inc.(1)	2,645	38,141
Zentalis Pharmaceuticals, Inc.(1)	3,681	79,730
		$14,024,956
Building Products — 1.2%
AAON, Inc.	3,340	$179,959
American Woodmark Corp.(1)	1,377	60,395

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
Apogee Enterprises, Inc.	1,667	$ 63,713
Caesarstone, Ltd.	1,950	18,155
CSW Industrials, Inc.	1,163	139,327
Gibraltar Industries, Inc.(1)	2,573	105,313
Griffon Corp.	3,455	101,992
Insteel Industries, Inc.	1,366	36,240
Janus International Group, Inc.(1)	6,126	54,644
JELD-WEN Holding, Inc.(1)	6,466	56,578
Masonite International Corp.(1)	1,692	120,623
PGT Innovations, Inc.(1)	4,639	97,233
Quanex Building Products Corp.	2,627	47,706
Resideo Technologies, Inc.(1)	11,340	216,140
Simpson Manufacturing Co., Inc.	3,400	266,560
UFP Industries, Inc.	4,689	338,358
View, Inc.(1)(2)	10,783	14,449
Zurn Elkay Water Solutions Corp.	9,738	238,581
		$2,155,966
Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A	4,606	$124,040
Assetmark Financial Holdings(1)	1,445	26,429
Associated Capital Group, Inc., Class A	224	8,234
B. Riley Financial, Inc.	1,590	70,787
BGC Partners, Inc., Class A	24,450	76,773
Blucora, Inc.(1)	3,770	72,912
Brightsphere Investment Group, Inc.	2,506	37,364
Celularity, Inc.(1)(2)	4,263	9,720
Cohen & Steers, Inc.	1,907	119,435
Cowen, Inc., Class A	2,148	82,999
Diamond Hill Investment Group, Inc.	250	41,250
Donnelley Financial Solutions, Inc.(1)	2,105	77,822
Federated Hermes, Inc., Class B	6,586	218,128
Focus Financial Partners, Inc., Class A(1)	4,351	137,100
GAMCO Investors, Inc., Class A	342	5,831
GCM Grosvenor, Inc., Class A(2)	3,365	26,550
Hamilton Lane, Inc., Class A	2,688	160,232
Houlihan Lokey, Inc.	3,826	288,404
Manning & Napier, Inc.	1,190	14,601
MarketWise, Inc.(1)	1,277	2,912
Moelis & Co., Class A	4,797	162,187
Open Lending Corp., Class A(1)	8,176	65,735
Oppenheimer Holdings, Inc., Class A	724	22,429
Perella Weinberg Partners	3,494	22,117
Piper Sandler Cos.	1,341	140,456
PJT Partners, Inc., Class A	1,843	123,149
Pzena Investment Management, Inc., Class A	1,231	11,670
Sculptor Capital Management, Inc.	1,486	13,136
Security	Shares	Value
Capital Markets (continued)
Silvercrest Asset Management Group, Inc., Class A	744	$ 12,164
StepStone Group, Inc., Class A	3,954	96,913
StoneX Group, Inc.(1)	1,391	115,370
Value Line, Inc.	91	3,995
Victory Capital Holdings, Inc.	1,237	28,834
Virtus Investment Partners, Inc.	560	89,331
WisdomTree Investments, Inc.(2)	11,656	54,550
		$ 2,563,559
Chemicals — 1.9%
AdvanSix, Inc.	2,111	$67,763
American Vanguard Corp.	2,506	46,862
Amyris, Inc.(1)(2)	13,112	38,287
Aspen Aerogels, Inc.(1)	1,806	16,651
Avient Corp.	7,138	216,282
Balchem Corp.	2,498	303,707
Cabot Corp.	4,361	278,624
Chase Corp.	627	52,398
Danimer Scientific, Inc.(1)	7,000	20,650
Diversey Holdings, Ltd.(1)	5,861	28,485
Ecovyst, Inc.(1)	5,960	50,302
FutureFuel Corp.	1,874	11,319
Hawkins, Inc.	1,498	58,407
HB Fuller Co.	4,089	245,749
Ingevity Corp.(1)	2,919	176,979
Innospec, Inc.	1,881	161,145
Intrepid Potash, Inc.(1)	831	32,883
Koppers Holdings, Inc.	1,571	32,645
Kronos Worldwide, Inc.	1,877	17,531
Livent Corp.(1)	12,709	389,531
LSB Industries, Inc.(1)	2,378	33,887
Mativ Holdings, Inc.	4,141	91,433
Minerals Technologies, Inc.	2,459	121,499
Origin Materials, Inc.(1)	7,980	41,177
Orion Engineered Carbons S.A.	4,752	63,439
Perimeter Solutions SA(1)(2)	9,139	73,203
PureCycle Technologies, Inc.(1)(2)	7,970	64,318
Quaker Chemical Corp.	1,058	152,754
Rayonier Advanced Materials, Inc.(1)	5,330	16,790
Sensient Technologies Corp.	3,290	228,129
Stepan Co.	1,602	150,059
Tredegar Corp.	2,145	20,249
Trinseo PLC	2,712	49,684
Tronox Holdings PLC, Class A	8,787	107,641
Valhi, Inc.	189	4,755
		$3,465,217

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	5,258	$ 201,013
ACCO Brands Corp.	7,737	37,911
ACV Auctions, Inc.(1)(2)	8,457	60,806
Aris Water Solution, Inc.	1,504	19,191
Brady Corp., Class A	3,699	154,359
BrightView Holdings, Inc.(1)	3,485	27,671
Brink's Co. (The)	3,481	168,620
Casella Waste Systems, Inc., Class A(1)	3,858	294,713
Cimpress PLC(1)	1,294	31,677
CompX International, Inc.	124	2,014
CoreCivic, Inc.(1)	9,406	83,149
Deluxe Corp.	3,303	54,995
Ennis, Inc.	2,271	45,715
GEO Group, Inc. (The)(1)(2)	9,238	71,133
Harsco Corp.(1)	6,141	22,967
Healthcare Services Group, Inc.	5,559	67,208
Heritage-Crystal Clean, Inc.(1)	1,244	36,785
HNI Corp.	3,365	89,206
Interface, Inc.	4,493	40,392
KAR Auction Services, Inc.(1)	9,114	101,803
Kimball International, Inc., Class B	3,203	20,147
Li-Cycle Holdings Corp.(1)(2)	9,920	52,775
Matthews International Corp., Class A	2,426	54,367
MillerKnoll, Inc.	5,702	88,951
Montrose Environmental Group, Inc.(1)	2,024	68,108
NL Industries, Inc.	532	4,112
Pitney Bowes, Inc.	14,661	34,160
Quad / Graphics, Inc.(1)	2,612	6,687
SP Plus Corp.(1)	1,895	59,352
Steelcase, Inc., Class A	7,018	45,757
UniFirst Corp.	1,123	188,922
Viad Corp.(1)	1,592	50,275
VSE Corp.	830	29,382
		$2,314,323
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	5,515	$107,984
Aviat Networks, Inc.(1)	756	20,699
Calix, Inc.(1)	4,451	272,134
Cambium Networks Corp.(1)	659	11,150
Casa Systems, Inc.(1)	2,241	7,014
Clearfield, Inc.(1)	881	92,188
CommScope Holding Co., Inc.(1)	15,384	141,687
Comtech Telecommunications Corp.	2,055	20,571
Digi International, Inc.(1)	2,713	93,788
DZS, Inc.(1)	1,018	11,503
Security	Shares	Value
Communications Equipment (continued)
Extreme Networks, Inc.(1)	9,679	$ 126,505
Harmonic, Inc.(1)	7,210	94,235
Infinera Corp.(1)(2)	13,753	66,564
Inseego Corp.(1)(2)	6,022	12,466
NETGEAR, Inc.(1)	2,438	48,858
NetScout Systems, Inc.(1)	5,503	172,354
Ondas Holdings, Inc.(1)	2,564	9,487
Ribbon Communications, Inc.(1)	5,864	13,018
Viavi Solutions, Inc.(1)	17,846	232,890
		$1,555,095
Construction & Engineering — 1.4%
Ameresco, Inc., Class A(1)	2,423	$161,081
API Group Corp.(1)	16,224	215,293
Arcosa, Inc.	3,800	217,284
Argan, Inc.	1,051	33,811
Comfort Systems USA, Inc.	2,779	270,480
Concrete Pumping Holdings, Inc.(1)	2,145	13,835
Construction Partners, Inc., Class A(1)	3,089	81,024
Dycom Industries, Inc.(1)	2,264	216,280
EMCOR Group, Inc.	3,802	439,055
Fluor Corp.(1)(2)	11,161	277,797
Granite Construction, Inc.	3,588	91,099
Great Lakes Dredge & Dock Corp.(1)	5,123	38,832
IES Holdings, Inc.(1)	610	16,848
Infrastructure and Energy Alternatives, Inc.(1)	2,414	32,686
MYR Group, Inc.(1)	1,295	109,725
Northwest Pipe Co.(1)	837	23,520
NV5 Global, Inc.(1)	1,020	126,296
Primoris Services Corp.	4,194	68,153
Sterling Infrastructure, Inc.(1)	2,268	48,694
Tutor Perini Corp.(1)	3,186	17,587
		$2,499,380
Construction Materials — 0.1%
Summit Materials, Inc., Class A(1)	9,299	$222,804
United States Lime & Minerals, Inc.	156	15,943
		$238,747
Consumer Finance — 0.6%
Atlanticus Holdings Corp.(1)	446	$11,699
Consumer Portfolio Services, Inc.(1)	1,073	7,801
Curo Group Holdings Corp.(2)	1,544	6,191
Encore Capital Group, Inc.(1)	1,916	87,140
Enova International, Inc.(1)	2,388	69,897
EZCORP, Inc., Class A(1)	4,319	33,300

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
FirstCash Holdings, Inc.	3,027	$ 222,030
Green Dot Corp., Class A(1)	3,643	69,144
LendingClub Corp.(1)	7,566	83,604
LendingTree, Inc.(1)	911	21,736
Moneylion, Inc.(1)	10,839	9,675
Navient Corp.	8,712	127,979
Nelnet, Inc., Class A	1,120	88,693
NerdWallet, Inc.(1)	1,921	17,039
Oportun Financial Corp.(1)	1,717	7,503
OppFi, Inc.(1)	1,009	2,321
PRA Group, Inc.(1)	2,977	97,824
PROG Holdings, Inc.(1)	3,921	58,737
Regional Management Corp.	671	18,815
Sunlight Financial Holdings, Inc.(1)(2)	1,823	2,261
World Acceptance Corp.(1)	366	35,436
		$1,078,825
Containers & Packaging — 0.3%
Cryptyde, Inc.(1)	1,376	$953
Greif, Inc., Class A	2,023	120,510
Greif, Inc., Class B	446	27,117
Myers Industries, Inc.	2,722	44,831
O-I Glass, Inc.(1)	11,675	151,191
Pactiv Evergreen, Inc.	3,313	28,923
Ranpak Holdings Corp.(1)	2,883	9,860
TriMas Corp.	3,443	86,316
		$469,701
Distributors — 0.0%(3)
Funko, Inc., Class A(1)	2,496	$50,469
Weyco Group, Inc.	443	9,011
		$59,480
Diversified Consumer Services — 0.9%
2U, Inc.(1)	5,625	$35,156
Adtalem Global Education, Inc.(1)	3,366	122,691
American Public Education, Inc.(1)	1,323	12,092
Beachbody Co., Inc. (The)(1)	7,850	7,928
Carriage Services, Inc.	1,188	38,206
Chegg, Inc.(1)	9,754	205,517
Coursera, Inc.(1)	8,458	91,177
Duolingo, Inc.(1)	1,766	168,176
European Wax Center, Inc., Class A	1,586	29,262
frontdoor, Inc.(1)	6,209	126,602
Graham Holdings Co., Class B	282	151,710
Laureate Education, Inc., Class A	8,501	89,686
Security	Shares	Value
Diversified Consumer Services (continued)
Nerdy, Inc.(1)(2)	4,065	$ 8,577
OneSpaWorld Holdings, Ltd.(1)	4,407	37,019
Perdoceo Education Corp.(1)	5,120	52,736
PowerSchool Holdings, Inc., Class A(1)	3,319	55,394
Rover Group, Inc.(1)(2)	6,955	23,230
StoneMor, Inc.(1)	2,522	8,650
Strategic Education, Inc.	1,726	105,994
Stride, Inc.(1)	3,159	132,773
Udemy, Inc.(1)	5,412	65,431
Universal Technical Institute, Inc.(1)	2,430	13,219
Vivint Smart Home, Inc.(1)(2)	7,248	47,692
WW International, Inc.(1)	4,129	16,227
		$1,645,145
Diversified Financial Services — 0.3%
Alerus Financial Corp.	1,321	$29,194
A-Mark Precious Metals, Inc.	1,368	38,837
Banco Latinoamericano de Comercio Exterior S.A.	2,614	34,139
Cannae Holdings, Inc.(1)	5,668	117,101
Compass Diversified Holdings(2)	4,544	82,065
Jackson Financial, Inc.	5,995	166,361
SWK Holdings Corp.(1)	267	4,539
		$472,236
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(1)	1,443	$51,544
ATN International, Inc.	967	37,297
Bandwidth, Inc., Class A(1)	1,790	21,301
Charge Enterprises, Inc.(1)(2)	8,110	14,274
Cogent Communications Holdings, Inc.	3,270	170,563
Consolidated Communications Holdings, Inc.(1)	5,584	23,230
EchoStar Corp., Class A(1)	2,885	47,516
Globalstar, Inc.(1)(2)	51,804	82,368
IDT Corp., Class B(1)	1,125	27,934
Iridium Communications, Inc.(1)	9,987	443,123
Liberty Latin America, Ltd., Class A(1)	3,362	20,811
Liberty Latin America, Ltd., Class C(1)	11,849	72,871
Ooma, Inc.(1)	1,488	18,302
Radius Global Infrastructure, Inc., Class A(1)	5,581	52,573
Starry Group Holdings, Inc., Class A(1)(2)	1,784	2,658
		$1,086,365
Electric Utilities — 0.7%
ALLETE, Inc.	4,495	$224,975
MGE Energy, Inc.	2,855	187,373
Otter Tail Corp.	3,225	198,402

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
PNM Resources, Inc.	6,701	$ 306,437
Portland General Electric Co.	7,017	304,959
Via Renewables, Inc.(2)	1,012	6,993
		$ 1,229,139
Electrical Equipment — 1.2%
Allied Motion Technologies, Inc.	952	$ 27,246
Array Technologies, Inc.(1)	11,822	196,009
Atkore, Inc.(1)	3,226	251,015
AZZ, Inc.	1,841	67,215
Babcock & Wilcox Enterprises, Inc.(1)	4,352	27,766
Blink Charging Co.(1)	2,863	50,732
Bloom Energy Corp., Class A(1)	13,790	275,662
Encore Wire Corp.	1,428	164,991
Energy Vault Holdings, Inc.(1)	4,973	26,257
EnerSys	3,215	187,017
Enovix Corp.(1)(2)	8,530	156,398
ESS Tech, Inc.(1)(2)	6,050	24,745
Fluence Energy, Inc.(1)(2)	2,695	39,320
FTC Solar, Inc.(1)(2)	3,174	9,395
FuelCell Energy, Inc.(1)(2)	28,578	97,451
GrafTech International, Ltd.	15,608	67,270
Heliogen, Inc.(1)	7,124	13,251
NuScale Power Corp.(1)	2,458	28,709
Powell Industries, Inc.	811	17,096
Preformed Line Products Co.	222	15,795
Shoals Technologies Group, Inc.(1)	8,770	188,994
Stem, Inc.(1)(2)	10,809	144,192
Thermon Group Holdings, Inc.(1)	2,669	41,129
TPI Composites, Inc.(1)	2,801	31,595
Vicor Corp.(1)	1,651	97,640
		$2,246,890
Electronic Equipment, Instruments & Components — 2.1%
908 Devices, Inc.(1)	1,442	$23,721
Advanced Energy Industries, Inc.	2,946	228,050
Aeva Technologies, Inc.(1)	8,168	15,274
AEye, Inc.(1)	1,981	2,199
Akoustis Technologies, Inc.(1)(2)	4,010	11,910
Arlo Technologies, Inc.(1)	6,268	29,083
Badger Meter, Inc.	2,290	211,573
Belden, Inc.	3,292	197,586
Benchmark Electronics, Inc.	2,653	65,741
Cepton, Inc.(1)(2)	583	1,143
CTS Corp.	2,503	104,250
ePlus, Inc.(1)	2,086	86,652
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Evolv Technologies Holdings, Inc.(1)	6,304	$ 13,364
Fabrinet(1)	2,896	276,423
FARO Technologies, Inc.(1)	1,514	41,544
Focus Universal, Inc.(1)(2)	1,328	12,457
Identiv, Inc.(1)	1,620	20,315
Insight Enterprises, Inc.(1)	2,356	194,158
Itron, Inc.(1)	3,384	142,500
Kimball Electronics, Inc.(1)	2,097	35,964
Knowles Corp.(1)	7,204	87,673
Lightwave Logic, Inc.(1)(2)	8,384	61,539
Methode Electronics, Inc.	2,719	101,011
MicroVision, Inc.(1)(2)	12,416	44,822
Mirion Technologies, Inc.(1)	10,275	76,754
Napco Security Technologies, Inc.(1)	2,090	60,777
nLight, Inc.(1)	3,335	31,516
Novanta, Inc.(1)	2,786	322,201
OSI Systems, Inc.(1)	1,215	87,553
Ouster, Inc.(1)(2)	9,965	9,600
PAR Technology Corp.(1)(2)	1,860	54,926
PC Connection, Inc.	941	42,430
Plexus Corp.(1)	2,060	180,374
Rogers Corp.(1)	1,471	355,805
Sanmina Corp.(1)	4,503	207,498
ScanSource, Inc.(1)	2,089	55,170
SmartRent, Inc.(1)(2)	8,925	20,260
TTM Technologies, Inc.(1)	8,062	106,257
Velodyne Lidar, Inc.(1)	14,482	13,716
Vishay Intertechnology, Inc.	9,919	176,459
Vishay Precision Group, Inc.(1)	1,011	29,915
		$3,840,163
Energy Equipment & Services — 1.5%
Archrock, Inc.	10,154	$65,189
Borr Drilling, Ltd.(1)	15,295	50,779
Bristow Group, Inc.(1)	1,813	42,587
Cactus, Inc., Class A	4,475	171,974
ChampionX Corp.	16,023	313,570
Diamond Offshore Drilling, Inc.(1)(2)	7,492	49,672
DMC Global, Inc.(1)	1,457	23,283
Dril-Quip, Inc.(1)	2,558	49,932
Expro Group Holdings NV(1)	5,815	74,083
Helix Energy Solutions Group, Inc.(1)	12,468	48,127
Helmerich & Payne, Inc.	8,061	298,015
Liberty Energy, Inc., Class A(1)	10,709	135,790
Nabors Industries, Ltd.(1)	680	68,986
National Energy Services Reunited Corp.(1)	2,911	17,291
Newpark Resources, Inc.(1)	7,671	19,331

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services (continued)
NexTier Oilfield Solutions, Inc.(1)	13,416	$ 99,278
Noble Corp. PLC(1)	5,794	171,387
Oceaneering International, Inc.(1)	7,810	62,168
Oil States International, Inc.(1)	5,061	19,687
Patterson-UTI Energy, Inc.	16,822	196,481
ProFrac Holding Corp., Class A(1)	1,080	16,427
ProPetro Holding Corp.(1)	6,820	54,901
RPC, Inc.(1)	5,124	35,509
Select Energy Services, Inc., Class A(1)	5,076	35,380
Solaris Oilfield Infrastructure, Inc., Class A	2,541	23,784
TETRA Technologies, Inc.(1)	9,623	34,547
Tidewater, Inc.(1)	3,229	70,069
US Silica Holdings, Inc.(1)	5,760	63,072
Valaris, Ltd.(1)	4,777	233,786
Weatherford International PLC(1)	5,302	171,202
		$2,716,287
Entertainment — 0.3%
Cinemark Holdings, Inc.(1)	8,475	$102,632
IMAX Corp.(1)	3,908	55,181
Liberty Braves Group, Series A(1)(2)	713	20,071
Liberty Braves Group, Series C(1)	3,012	82,830
Lions Gate Entertainment Corp., Class A(1)	4,567	33,933
Lions Gate Entertainment Corp., Class B(1)	9,036	62,800
Madison Square Garden Entertainment Corp.(1)	2,038	89,856
Marcus Corp. (The)(1)(2)	1,876	26,058
Playstudios, Inc.(1)	5,943	20,741
Reservoir Media, Inc.(1)	1,534	7,486
Skillz, Inc.(1)(2)	22,921	23,379
		$524,967
Equity Real Estate Investment Trusts (REITs) — 5.2%
Acadia Realty Trust	6,900	$87,078
Agree Realty Corp.	6,187	418,117
Alexander & Baldwin, Inc.	5,556	92,118
Alexander's, Inc.	184	38,449
American Assets Trust, Inc.	3,916	100,720
Apartment Investment and Management Co., Class A(1)	11,681	85,271
Apple Hospitality REIT, Inc.	16,468	231,540
Armada Hoffler Properties, Inc.	4,892	50,779
Ashford Hospitality Trust, Inc.(1)(2)	2,580	17,570
Bluerock Residential Growth REIT, Inc.	2,150	57,513
Braemar Hotels & Resorts, Inc.	5,189	22,313
Brandywine Realty Trust	13,308	89,829
Broadstone Net Lease, Inc.	12,852	199,592
BRT Apartments Corp.	682	13,851
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
CareTrust REIT, Inc.	7,568	$ 137,057
CBL & Associates Properties, Inc.(1)	1,997	51,143
Centerspace	1,104	74,321
Chatham Lodging Trust(1)	3,800	37,506
City Office REIT, Inc.	3,686	36,749
Clipper Realty, Inc.	1,313	9,152
Community Healthcare Trust, Inc.	1,862	60,981
Corporate Office Properties Trust	8,835	205,237
CTO Realty Growth, Inc.(2)	1,398	26,199
DiamondRock Hospitality Co.(1)	16,248	122,022
Diversified Healthcare Trust	18,611	18,427
Easterly Government Properties, Inc.	6,683	105,391
Empire State Realty Trust, Inc., Class A	11,214	73,564
Equity Commonwealth(1)	8,094	197,170
Essential Properties Realty Trust, Inc.	11,023	214,397
Farmland Partners, Inc.	3,435	43,521
Four Corners Property Trust, Inc.	6,371	154,115
Franklin Street Properties Corp.	9,022	23,728
Getty Realty Corp.	3,183	85,591
Gladstone Commercial Corp.	3,072	47,616
Gladstone Land Corp.(2)	2,444	44,236
Global Medical REIT, Inc.	4,446	37,880
Global Net Lease, Inc.	8,143	86,723
Hersha Hospitality Trust(1)	2,387	19,048
Independence Realty Trust, Inc.	17,383	290,818
Indus Realty Trust, Inc.(2)	445	23,305
Industrial Logistics Properties Trust	4,982	27,401
Innovative Industrial Properties, Inc.	2,083	184,346
InvenTrust Properties Corp.	5,083	108,420
iStar, Inc.	5,035	46,624
Kite Realty Group Trust	16,779	288,934
LTC Properties, Inc.	3,134	117,368
LXP Industrial Trust	21,605	197,902
Macerich Co. (The)	16,397	130,192
National Health Investors, Inc.	3,431	193,954
Necessity Retail REIT, Inc. (The)	9,434	55,472
NETSTREIT Corp.(2)	4,779	85,114
NexPoint Residential Trust, Inc.	1,745	80,636
Office Properties Income Trust	3,755	52,758
One Liberty Properties, Inc.	1,306	27,452
Orion Office REIT, Inc.	4,280	37,450
Outfront Media, Inc.	11,413	173,363
Paramount Group, Inc.	14,640	91,207
Pebblebrook Hotel Trust	10,195	147,929
Phillips Edison & Co., Inc.	9,187	257,695
Physicians Realty Trust	17,643	265,351
Piedmont Office Realty Trust, Inc., Class A	9,509	100,415

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Plymouth Industrial REIT, Inc.	2,857	$ 48,026
Postal Realty Trust, Inc., Class A	945	13,863
PotlatchDeltic Corp.	6,073	249,236
Retail Opportunity Investments Corp.	9,412	129,509
RLJ Lodging Trust	12,682	128,342
RPT Realty	6,804	51,438
Ryman Hospitality Properties, Inc.(1)	4,220	310,550
Sabra Health Care REIT, Inc.	17,853	234,231
Safehold, Inc.(2)	1,606	42,495
Saul Centers, Inc.	978	36,675
Service Properties Trust	12,870	66,795
SITE Centers Corp.	14,610	156,473
STAG Industrial, Inc.	14,148	402,228
Summit Hotel Properties, Inc.(1)	7,954	53,451
Sunstone Hotel Investors, Inc.(1)	16,856	158,784
Tanger Factory Outlet Centers, Inc.	7,847	107,347
Terreno Realty Corp.	5,701	302,096
UMH Properties, Inc.	3,714	59,981
Uniti Group, Inc.	17,800	123,710
Universal Health Realty Income Trust	1,113	48,093
Urban Edge Properties	8,878	118,433
Urstadt Biddle Properties, Inc., Class A	2,599	40,311
Veris Residential, Inc.(1)	6,888	78,317
Washington Real Estate Investment Trust	6,640	116,598
Whitestone REIT	3,231	27,334
Xenia Hotels & Resorts, Inc.(1)	8,580	118,318
		$9,623,254
Food & Staples Retailing — 0.5%
Andersons, Inc. (The)	2,432	$75,465
Chefs' Warehouse, Inc. (The)(1)	2,573	74,540
HF Foods Group, Inc.(1)	3,141	12,156
Ingles Markets, Inc., Class A	1,077	85,309
Natural Grocers by Vitamin Cottage, Inc.	875	9,441
PriceSmart, Inc.	1,850	106,541
Rite Aid Corp.(1)(2)	4,628	22,909
SpartanNash Co.	2,800	81,256
Sprouts Farmers Market, Inc.(1)	8,231	228,410
United Natural Foods, Inc.(1)	4,376	150,403
Village Super Market, Inc., Class A	640	12,371
Weis Markets, Inc.	1,290	91,900
		$950,701
Food Products — 1.1%
Alico, Inc.	470	$13,273
AppHarvest, Inc.(1)	5,348	10,536
Security	Shares	Value
Food Products (continued)
B&G Foods, Inc.	5,549	$ 91,503
Benson Hill, Inc.(1)(2)	12,841	35,184
Beyond Meat, Inc.(1)(2)	4,605	65,253
BRC, Inc.(1)	1,925	14,880
Calavo Growers, Inc.	1,424	45,212
Cal-Maine Foods, Inc.	2,844	158,098
Fresh Del Monte Produce, Inc.	2,289	53,196
Hain Celestial Group, Inc. (The)(1)	5,640	95,203
Hostess Brands, Inc.(1)	10,500	244,020
J&J Snack Foods Corp.	1,156	149,667
John B. Sanfilippo & Son, Inc.	716	54,223
Lancaster Colony Corp.	1,489	223,767
Landec Corp.(1)	2,282	20,287
Local Bounti Corp.(1)(2)	1,406	3,993
Mission Produce, Inc.(1)	2,908	42,050
Seneca Foods Corp., Class A(1)	439	22,143
Simply Good Foods Co. (The)(1)	7,062	225,913
Sovos Brands, Inc.(1)	3,004	42,777
SunOpta, Inc.(1)	7,325	66,658
Tattooed Chef, Inc.(1)(2)	3,667	18,262
Tootsie Roll Industries, Inc.	1,256	41,800
TreeHouse Foods, Inc.(1)	3,815	161,832
Utz Brands, Inc.(2)	4,623	69,807
Vital Farms, Inc.(1)	1,946	23,294
Whole Earth Brands, Inc.(1)	2,930	11,251
		$2,004,082
Gas Utilities — 1.1%
Brookfield Infrastructure Corp., Class A	7,680	$312,576
Chesapeake Utilities Corp.	1,306	150,699
New Jersey Resources Corp.	7,408	286,690
Northwest Natural Holding Co.	2,559	111,009
ONE Gas, Inc.	4,136	291,133
South Jersey Industries, Inc.	9,631	321,868
Southwest Gas Holdings, Inc.	5,254	366,467
Spire, Inc.	3,887	242,277
		$2,082,719
Health Care Equipment & Supplies — 3.8%
Alphatec Holdings, Inc.(1)	5,397	$47,170
AngioDynamics, Inc.(1)	2,837	58,045
Artivion, Inc.(1)	3,149	43,582
AtriCure, Inc.(1)	3,557	139,079
Atrion Corp.	107	60,455
Avanos Medical, Inc.(1)	3,690	80,368
AxoGen, Inc.(1)	3,047	36,320

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Axonics, Inc.(1)	3,843	$ 270,701
BioLife Solutions, Inc.(1)	2,528	57,512
Bioventus, Inc., Class A(1)(2)	2,087	14,609
Butterfly Network, Inc.(1)	9,650	45,355
Cardiovascular Systems, Inc.(1)	3,081	42,703
Cerus Corp.(1)	13,159	47,372
CONMED Corp.	2,283	183,028
CryoPort, Inc.(1)	3,246	79,073
Cue Health, Inc.(1)(2)	8,082	24,327
Cutera, Inc.(1)	1,245	56,772
Embecta Corp.(1)	4,302	123,855
Figs, Inc.(1)(2)	9,565	78,911
Glaukos Corp.(1)	3,577	190,440
Haemonetics Corp.(1)	3,982	294,787
Heska Corp.(1)	751	54,763
Inari Medical, Inc.(1)	3,783	274,797
Inogen, Inc.(1)	1,598	38,799
Inspire Medical Systems, Inc.(1)	2,213	392,520
Integer Holdings Corp.(1)	2,576	160,305
iRadimed Corp.	490	14,729
iRhythm Technologies, Inc.(1)	2,340	293,155
Lantheus Holdings, Inc.(1)	5,358	376,828
LeMaitre Vascular, Inc.	1,477	74,854
LivaNova PLC(1)	4,210	213,742
Meridian Bioscience, Inc.(1)	3,224	101,653
Merit Medical Systems, Inc.(1)	4,383	247,683
Mesa Laboratories, Inc.	404	56,895
Nano-X Imaging, Ltd.(1)	3,153	36,165
Neogen Corp.(1)	8,253	115,294
Nevro Corp.(1)	2,713	126,426
NuVasive, Inc.(1)	4,062	177,956
Omnicell, Inc.(1)	3,443	299,644
OraSure Technologies, Inc.(1)	6,111	23,161
Orthofix Medical, Inc.(1)	1,619	30,939
OrthoPediatrics Corp.(1)	1,056	48,724
Outset Medical, Inc.(1)(2)	3,587	57,141
Owlet, Inc.(1)	1,235	1,321
Paragon 28, Inc.(1)(2)	3,458	61,622
PROCEPT BioRobotics Corp.(1)	1,920	79,603
Pulmonx Corp.(1)(2)	2,565	42,733
RxSight, Inc.(1)	1,370	16,440
SeaSpine Holdings Corp.(1)	2,490	14,143
Senseonics Holdings, Inc.(1)(2)	32,570	42,992
Shockwave Medical, Inc.(1)	2,751	764,971
SI-BONE, Inc.(1)	2,542	44,383
Sight Sciences, Inc.(1)(2)	1,732	10,998
Silk Road Medical, Inc.(1)	2,660	119,700
Security	Shares	Value
Health Care Equipment & Supplies (continued)
STAAR Surgical Co.(1)	3,760	$ 265,268
SurModics, Inc.(1)	1,145	34,808
Tactile Systems Technology, Inc.(1)	1,650	12,854
Tenon Medical, Inc.(1)	242	317
TransMedics Group, Inc.(1)	2,392	99,842
Treace Medical Concepts, Inc.(1)	2,325	51,313
UFP Technologies, Inc.(1)	499	42,834
Utah Medical Products, Inc.	296	25,252
Varex Imaging Corp.(1)	2,939	62,130
Vicarious Surgical, Inc.(1)	4,091	13,705
ViewRay, Inc.(1)	10,682	38,883
Zimvie, Inc.(1)	1,561	15,407
Zynex, Inc.(2)	1,511	13,705
		$7,065,861
Health Care Providers & Services — 2.9%
1Life Healthcare, Inc.(1)	14,139	$242,484
23andMe Holding Co.(1)(2)	20,248	57,909
Accolade, Inc.(1)(2)	5,102	58,265
AdaptHealth Corp.(1)	5,494	103,177
Addus HomeCare Corp.(1)	1,220	116,193
Agiliti, Inc.(1)	1,772	25,357
AirSculpt Technologies, Inc.	508	3,266
Alignment Healthcare, Inc.(1)	6,131	72,591
AMN Healthcare Services, Inc.(1)	3,354	355,390
Apollo Medical Holdings, Inc.(1)(2)	2,944	114,816
ATI Physical Therapy, Inc.(1)	5,611	5,611
Aveanna Healthcare Holdings, Inc.(1)(2)	3,026	4,539
Brookdale Senior Living, Inc.(1)	14,512	61,966
Cano Health, Inc.(1)(2)	12,142	105,271
CareMax, Inc.(1)	4,473	31,714
Castle Biosciences, Inc.(1)	1,671	43,580
Clover Health Investments Corp.(1)	28,616	48,647
Community Health Systems, Inc.(1)	9,743	20,947
CorVel Corp.(1)	676	93,579
Covetrus, Inc.(1)	8,115	169,441
Cross Country Healthcare, Inc.(1)	2,877	81,620
DocGo, Inc.(1)	6,039	59,907
Ensign Group, Inc. (The)	4,224	335,808
Fulgent Genetics, Inc.(1)	1,591	60,649
Hanger, Inc.(1)	3,196	59,829
HealthEquity, Inc.(1)	6,509	437,210
Hims & Hers Health, Inc.(1)	9,102	50,789
Innovage Holding Corp.(1)(2)	1,437	8,450
Invitae Corp.(1)(2)	17,172	42,243
Joint Corp. (The)(1)	1,060	16,653
LHC Group, Inc.(1)	2,339	382,801

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
LifeStance Health Group, Inc.(1)(2)	5,575	$ 36,907
ModivCare, Inc.(1)	983	97,985
National HealthCare Corp.	943	59,730
National Research Corp.	1,192	47,442
Oncology Institute, Inc. (The)(1)(2)	1,409	6,524
OPKO Health, Inc.(1)	32,353	61,147
Option Care Health, Inc.(1)	12,256	385,696
Owens & Minor, Inc.	5,688	137,081
P3 Health Partners, Inc.(1)	1,908	8,815
Patterson Cos., Inc.	6,720	161,414
Pediatrix Medical Group, Inc.(1)	6,445	106,407
Pennant Group, Inc. (The)(1)	2,149	22,371
PetIQ, Inc.(1)	2,070	14,283
Privia Health Group, Inc.(1)	3,498	119,142
Progyny, Inc.(1)	5,866	217,394
R1 RCM, Inc.(1)	11,783	218,339
RadNet, Inc.(1)	3,530	71,835
Select Medical Holdings Corp.	8,102	179,054
Sema4 Holdings Corp.(1)(2)	11,857	10,405
Surgery Partners, Inc.(1)	2,976	69,638
US Physical Therapy, Inc.	1,002	76,172
		$5,378,483
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.(1)	8,546	$130,156
American Well Corp., Class A(1)	17,204	61,762
Babylon Holdings, Ltd./Jersey, Class A(1)	8,167	3,857
Computer Programs and Systems, Inc.(1)	938	26,151
Convey Health Solutions Holdings, Inc.(1)	1,032	10,846
Evolent Health, Inc., Class A(1)	6,428	230,958
Health Catalyst, Inc.(1)	4,079	39,566
HealthStream, Inc.(1)	1,939	41,223
Multiplan Corp.(1)(2)	28,341	81,055
NextGen Healthcare, Inc.(1)	4,587	81,190
Nutex Health, Inc.(1)	2,908	4,362
OptimizeRx Corp.(1)	1,258	18,644
Pear Therapeutics, Inc.(1)	5,373	10,961
Phreesia, Inc.(1)	3,747	95,474
Schrodinger, Inc.(1)	4,048	101,119
Sharecare, Inc.(1)	23,084	43,860
Simulations Plus, Inc.	1,252	60,772
		$1,041,956
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc.(1)	4,464	$34,864
Bally's Corp.(1)(2)	3,020	59,675
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Biglari Holdings, Inc., Class B(1)	80	$ 9,248
BJ's Restaurants, Inc.(1)	1,896	45,220
Bloomin' Brands, Inc.	6,621	121,363
Bluegreen Vacations Holding Corp.	1,107	18,288
Bowlero Corp.(1)	2,917	35,908
Brinker International, Inc.(1)	3,483	87,005
Century Casinos, Inc.(1)	1,662	10,903
Cheesecake Factory, Inc. (The)(2)	3,773	110,473
Chuy's Holdings, Inc.(1)	1,681	38,966
Cracker Barrel Old Country Store, Inc.	1,740	161,089
Dave & Buster's Entertainment, Inc.(1)	3,314	102,833
Denny's Corp.(1)	4,997	47,022
Dine Brands Global, Inc.	1,184	75,255
El Pollo Loco Holdings, Inc.(1)	1,580	14,094
Everi Holdings, Inc.(1)	6,554	106,306
F45 Training Holdings, Inc.(1)(2)	2,461	7,604
First Watch Restaurant Group, Inc.(1)	848	12,279
Full House Resorts, Inc.(1)	2,565	14,415
Golden Entertainment, Inc.(1)	1,551	54,114
Hilton Grand Vacations, Inc.(1)	6,710	220,692
Inspirato, Inc.(1)	770	1,817
Inspired Entertainment, Inc.(1)	1,661	14,667
International Game Technology PLC(2)	7,729	122,118
Jack in the Box, Inc.(2)	1,673	123,919
Krispy Kreme, Inc.(2)	5,387	62,112
Kura Sushi USA, Inc., , Class A(1)	280	20,602
Life Time Group Holdings, Inc.(1)(2)	3,007	29,318
Lindblad Expeditions Holdings, Inc.(1)	2,177	14,717
Monarch Casino & Resort, Inc.(1)	1,097	61,586
NeoGames S.A.(1)	799	10,307
Noodles & Co.(1)	3,189	14,988
ONE Group Hospitality, Inc. (The)(1)	1,532	10,172
Papa John's International, Inc.	2,478	173,485
Portillo's, Inc., Class A(1)	1,818	35,796
RCI Hospitality Holdings, Inc.	655	42,798
Red Rock Resorts, Inc., Class A	4,163	142,624
Rush Street Interactive, Inc.(1)(2)	4,103	15,099
Ruth's Hospitality Group, Inc.	2,742	46,230
Scientific Games Corp., Class A(1)	7,298	312,938
SeaWorld Entertainment, Inc.(1)	3,390	154,279
Shake Shack, Inc., Class A(1)	2,959	133,096
Sonder Holdings, Inc.(1)(2)	14,848	24,648
Sweetgreen, Inc.(1)(2)	6,871	127,114
Target Hospitality Corp.(1)(2)	2,292	28,925
Texas Roadhouse, Inc.	5,258	458,813
Vacasa, Inc., Class A(1)	8,768	26,918
Wingstop, Inc.	2,288	286,961

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Xponential Fitness, Inc., Class A(1)	1,360	$ 24,834
		$ 3,908,497
Household Durables — 1.4%
Aterian, Inc.(1)	4,551	$ 5,643
Beazer Homes USA, Inc.(1)	2,263	21,883
Cavco Industries, Inc.(1)	708	145,678
Century Communities, Inc.	2,378	101,731
Dream Finders Homes, Inc., Class A(1)(2)	1,572	16,663
Ethan Allen Interiors, Inc.	1,924	40,673
GoPro, Inc., Class A(1)	10,449	51,514
Green Brick Partners, Inc.(1)	2,170	46,395
Helen of Troy, Ltd.(1)	1,864	179,764
Hovnanian Enterprises, Inc., Class A(1)	401	14,316
Installed Building Products, Inc.	1,819	147,321
iRobot Corp.(1)	2,038	114,800
KB Home	6,143	159,227
Landsea Homes Corp.(1)	471	2,247
La-Z-Boy, Inc.	3,224	72,766
Legacy Housing Corp.(1)	380	6,517
LGI Homes, Inc.(1)	1,565	127,344
Lifetime Brands, Inc.	858	5,809
Lovesac Co. (The)(1)	1,001	20,400
M / I Homes, Inc.(1)	2,268	82,170
MDC Holdings, Inc.	4,484	122,951
Meritage Homes Corp.(1)	2,848	200,129
Purple Innovation, Inc.(1)(2)	4,415	17,881
Skyline Champion Corp.(1)	4,028	212,960
Snap One Holdings Corp.(1)	1,018	10,322
Sonos, Inc.(1)	9,948	138,277
Taylor Morrison Home Corp.(1)	8,666	202,091
Traeger, Inc.(1)(2)	1,729	4,876
TRI Pointe Homes, Inc.(1)	7,701	116,362
Tupperware Brands Corp.(1)	4,044	26,488
Universal Electronics, Inc.(1)	1,001	19,690
Vizio Holding Corp., Class A(1)	5,089	44,478
Vuzix Corp.(1)(2)	4,601	26,640
Weber, Inc., Class A	1,304	8,567
		$2,514,573
Household Products — 0.2%
Central Garden & Pet Co.(1)	789	$28,436
Central Garden & Pet Co., Class A(1)	3,253	111,122
Energizer Holdings, Inc.	5,002	125,750
WD-40 Co.	1,025	180,134
		$445,442
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.5%
Altus Power, Inc.(1)	3,142	$ 34,594
Clearway Energy, Inc., Class A	2,672	77,755
Clearway Energy, Inc., Class C	6,432	204,859
Montauk Renewables, Inc.(1)	4,830	84,235
Ormat Technologies, Inc.	3,557	306,613
Sunnova Energy International, Inc.(1)(2)	7,785	171,893
		$ 879,949
Industrial Conglomerates — 0.0%(3)
Brookfield Business Corp., Class A	1,948	$43,051
		$43,051
Insurance — 1.9%
Ambac Financial Group, Inc.(1)	3,798	$48,424
American Equity Investment Life Holding Co.	5,595	208,638
AMERISAFE, Inc.	1,433	66,964
Argo Group International Holdings, Ltd.	2,431	46,821
Bright Health Group, Inc.(1)(2)	14,478	15,202
BRP Group, Inc., Class A(1)	4,674	123,160
CNO Financial Group, Inc.	8,625	154,991
Crawford & Co., Class A	1,459	8,375
Donegal Group, Inc., Class A	916	12,357
eHealth, Inc.(1)	1,915	7,488
Employers Holdings, Inc.	2,071	71,429
Enstar Group, Ltd.(1)	868	147,204
Genworth Financial, Inc., Class A(1)	39,760	139,160
Goosehead Insurance, Inc., Class A(1)	1,389	49,504
Greenlight Capital Re, Ltd., Class A(1)	2,647	19,694
HCI Group, Inc.	444	17,405
Hippo Holdings, Inc.(1)	1,244	23,054
Horace Mann Educators Corp.	3,199	112,893
Investors Title Co.	111	15,651
James River Group Holdings, Ltd.	2,807	64,028
Kinsale Capital Group, Inc.	1,697	433,448
Lemonade, Inc.(1)	3,520	74,554
MBIA, Inc.(1)	3,800	34,960
Mercury General Corp.	2,007	57,039
National Western Life Group, Inc., Class A	193	32,964
NI Holdings, Inc.(1)	903	12,064
Oscar Health, Inc.(1)	8,860	44,211
Palomar Holdings, Inc.(1)	1,927	161,328
ProAssurance Corp.	4,215	82,235
RLI Corp.	3,062	313,488
Root, Inc.(1)(2)	581	4,578
Safety Insurance Group, Inc.	1,067	87,025
Selective Insurance Group, Inc.	4,680	380,952

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Selectquote, Inc.(1)	10,628	$ 7,758
SiriusPoint, Ltd.(1)	7,085	35,071
Stewart Information Services Corp.	2,046	89,287
Tiptree, Inc.	2,311	24,866
Trean Insurance Group, Inc.(1)	1,026	3,488
Trupanion, Inc.(1)(2)	2,994	177,933
United Fire Group, Inc.	1,601	45,997
Universal Insurance Holdings, Inc.	2,530	24,920
		$3,480,608
Interactive Media & Services — 0.6%
Arena Group Holdings, Inc. (The)(1)	850	$11,135
Bumble, Inc.(1)	6,471	139,062
CarGurus, Inc.(1)	7,736	109,619
Cars.com, Inc.(1)	5,290	60,835
DHI Group, Inc.(1)	3,207	17,254
Eventbrite, Inc., Class A(1)	5,885	35,781
EverQuote, Inc., Class A(1)	1,239	8,450
fuboTV, Inc.(1)(2)	13,361	47,432
Leafly Holdings, Inc.(1)	327	222
MediaAlpha, Inc., Class A(1)(2)	1,490	13,037
Outbrain, Inc.(1)	1,884	6,877
QuinStreet, Inc.(1)	4,141	43,480
TrueCar, Inc.(1)	7,838	11,835
Vimeo, Inc.(1)	10,738	42,952
Wejo Group, Ltd.(1)	1,720	1,875
Yelp, Inc.(1)	5,158	174,908
Ziff Davis, Inc.(1)	3,582	245,295
ZipRecruiter, Inc.(1)	5,993	98,884
		$1,068,933
Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A(1)	2,081	$13,506
1stdibs.com, Inc.(1)	1,580	9,938
aka Brands Holding Corp.(1)	737	1,069
BARK, Inc.(1)(2)	9,359	17,033
Boxed, Inc.(1)(2)	867	799
CarParts.com, Inc.(1)	3,715	19,207
ContextLogic, Inc.(1)(2)	42,685	31,326
Duluth Holdings, Inc., Class B(1)	634	4,463
Groupon, Inc.(1)(2)	2,006	15,968
Lands' End, Inc.(1)	1,134	8,754
Liquidity Services, Inc.(1)	2,122	34,504
Lulu's Fashion Lounge Holdings, Inc.(1)(2)	448	2,088
Overstock.com, Inc.(1)(2)	3,371	82,084
PetMed Express, Inc.	1,778	34,707
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Porch Group, Inc.(1)(2)	5,911	$ 13,300
Poshmark, Inc.(1)	3,447	54,014
Quotient Technology, Inc.(1)	7,590	17,533
Qurate Retail, Inc., Series A	26,261	52,785
RealReal, Inc. (The)(1)(2)	6,166	9,249
Rent the Runway, Inc., Class A(1)(2)	3,536	7,779
Revolve Group, Inc.(1)(2)	3,096	67,152
RumbleON, Inc.(1)	776	13,130
Shutterstock, Inc.	1,794	90,005
Stitch Fix, Inc., Class A(1)	6,294	24,861
ThredUp, Inc.(1)(2)	4,403	8,102
Vivid Seats, Inc.(2)	1,855	14,209
Xometry, Inc., Class A(1)	2,534	143,906
		$791,471
IT Services — 2.0%
AvidXchange Holdings, Inc.(1)	10,995	$92,578
BigCommerce Holdings, Inc., Series 1(1)	4,810	71,188
Bread Financial Holdings, Inc.	3,756	118,126
Brightcove, Inc.(1)	3,175	20,003
Cantaloupe, Inc.(1)	4,569	15,900
Cass Information Systems, Inc.	1,244	43,154
Cerberus Cyber Sentinel Corp.(1)	3,426	10,107
Conduent, Inc.(1)	13,421	44,826
Core Scientific, Inc.(1)(2)	21,052	27,368
CSG Systems International, Inc.	2,496	131,988
Cyxtera Technologies, Inc.(1)	3,193	13,027
DigitalOcean Holdings, Inc.(1)	5,469	197,814
Edgio, Inc.(1)	10,253	28,503
EVERTEC, Inc.	4,907	153,834
Evo Payments, Inc., Class A(1)	3,485	116,051
ExlService Holdings, Inc.(1)	2,539	374,147
Fastly, Inc., Class A(1)	8,369	76,660
Flywire Corp.(1)	4,360	100,106
Grid Dynamics Holdings, Inc.(1)	3,515	65,836
Hackett Group, Inc. (The)	1,931	34,217
I3 Verticals, Inc., Class A(1)	1,552	31,087
IBEX Holdings, Ltd.(1)	410	7,614
Information Services Group, Inc.	2,665	12,685
International Money Express, Inc.(1)	2,539	57,864
Marqeta, Inc., Class A(1)(2)	34,042	242,379
MAXIMUS, Inc.	4,607	266,607
MoneyGram International, Inc.(1)	6,865	71,396
Paya Holdings, Inc.(1)	6,446	39,385
Payoneer Global, Inc.(1)(2)	16,238	98,240
Paysafe, Ltd.(1)(2)	25,365	35,004
Perficient, Inc.(1)	2,590	168,402

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
PFSweb, Inc.(1)	1,239	$ 11,547
Priority Technology Holdings, Inc.(1)	578	2,607
Rackspace Technology, Inc.(1)(2)	4,217	17,205
Remitly Global, Inc.(1)	7,736	86,024
Repay Holdings Corp.(1)(2)	6,641	46,885
Sabre Corp.(1)	24,461	125,974
SolarWinds Corp.(1)	3,622	28,071
Squarespace, Inc.(1)(2)	2,350	50,196
StoneCo, Ltd., Class A(1)	21,733	207,115
TTEC Holdings, Inc.	1,476	65,402
Tucows, Inc., Class A(1)(2)	790	29,554
Unisys Corp.(1)	5,033	37,999
Verra Mobility Corp.(1)	10,961	168,471
		$3,643,146
Leisure Products — 0.4%
Acushnet Holdings Corp.	2,628	$114,292
AMMO, Inc.(1)(2)	6,601	19,341
Clarus Corp.(2)	2,191	29,513
Johnson Outdoors, Inc., Class A	405	20,780
Latham Group, Inc.(1)	3,322	11,926
Malibu Boats, Inc., Class A(1)	1,589	76,256
Marine Products Corp.	813	6,878
MasterCraft Boat Holdings, Inc.(1)	1,615	30,443
Smith + Wesson Brands, Inc.	3,675	38,110
Solo Brands, Inc., Class A(1)	906	3,443
Sturm Ruger & Co., Inc.(2)	1,347	68,414
Topgolf Callaway Brands Corp.(1)	10,970	211,282
Vinco Ventures, Inc.(1)(2)	13,766	12,819
Vista Outdoor, Inc.(1)	4,408	107,202
		$750,699
Life Sciences Tools & Services — 0.6%
AbCellera Biologics, Inc.(1)(2)	15,532	$153,611
Absci Corp.(1)	4,312	13,497
Adaptive Biotechnologies Corp.(1)	8,362	59,537
Akoya Biosciences, Inc.(1)(2)	1,199	14,088
Alpha Teknova, Inc.(1)	534	1,784
Berkeley Lights, Inc.(1)	3,760	10,754
Bionano Genomics, Inc.(1)(2)	22,055	40,361
Codexis, Inc.(1)	4,645	28,149
Cytek Biosciences, Inc.(1)	8,564	126,062
Inotiv, Inc.(1)(2)	1,365	23,000
MaxCyte, Inc.(1)(2)	7,417	48,210
Medpace Holdings, Inc.(1)	1,990	312,768
NanoString Technologies, Inc.(1)	3,557	45,423
Security	Shares	Value
Life Sciences Tools & Services (continued)
Nautilus Biotechnology, Inc.(1)(2)	3,575	$ 7,579
NeoGenomics, Inc.(1)	9,869	84,972
Pacific Biosciences of California, Inc.(1)(2)	16,941	98,343
Quanterix Corp.(1)	2,420	26,668
Quantum-Si, Inc.(1)	6,850	18,837
Science 37 Holdings, Inc.(1)	4,669	7,517
Seer, Inc.(1)(2)	3,915	30,302
Singular Genomics Systems, Inc.(1)(2)	3,653	9,133
SomaLogic, Inc.(1)(2)	11,224	32,550
		$1,193,145
Machinery — 3.3%
Alamo Group, Inc.	804	$98,305
Albany International Corp., Class A	2,359	185,960
Altra Industrial Motion Corp.	5,081	170,823
Astec Industries, Inc.	1,870	58,325
Barnes Group, Inc.	3,822	110,379
Berkshire Grey, Inc.(1)(2)	3,661	6,224
Blue Bird Corp.(1)	1,311	10,947
Chart Industries, Inc.(1)(2)	2,880	530,928
CIRCOR International, Inc.(1)	1,669	27,522
Columbus McKinnon Corp.	2,183	57,107
Desktop Metal, Inc., Class A(1)(2)	19,831	51,362
Douglas Dynamics, Inc.	1,952	54,695
Energy Recovery, Inc.(1)	4,185	90,982
Enerpac Tool Group Corp.	4,678	83,409
EnPro Industries, Inc.	1,619	137,583
ESCO Technologies, Inc.	1,961	144,016
Evoqua Water Technologies Corp.(1)	9,075	300,110
Fathom Digital Manufacturing Corp.(1)	757	1,537
Federal Signal Corp.	4,620	172,418
Franklin Electric Co., Inc.	3,555	290,479
Gorman-Rupp Co. (The)	1,774	42,203
Greenbrier Cos., Inc. (The)	2,388	57,957
Helios Technologies, Inc.	2,542	128,625
Hillenbrand, Inc.	5,354	196,599
Hillman Solutions Corp.(1)	10,095	76,116
Hydrofarm Holdings Group, Inc.(1)(2)	2,984	5,789
Hyliion Holdings Corp.(1)	9,193	26,384
Hyster-Yale Materials Handling, Inc.	806	17,337
Hyzon Motors, Inc.(1)(2)	6,585	11,194
John Bean Technologies Corp.	2,480	213,280
Kadant, Inc.	883	147,293
Kennametal, Inc.	6,410	131,918
Lightning eMotors, Inc.(1)(2)	2,936	4,551
Lindsay Corp.	855	122,504
Luxfer Holdings PLC	2,400	34,800

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Manitowoc Co., Inc. (The)(1)	2,727	$ 21,134
Markforged Holding Corp.(1)	8,259	16,353
Microvast Holdings, Inc.(1)	12,790	23,150
Miller Industries, Inc.	1,050	22,354
Mueller Industries, Inc.	4,308	256,068
Mueller Water Products, Inc., Class A	12,351	126,845
Nikola Corp.(1)	21,901	77,092
Omega Flex, Inc.(2)	248	22,970
Proterra, Inc.(1)(2)	16,583	82,583
Proto Labs, Inc.(1)	2,175	79,235
RBC Bearings, Inc.(1)	2,237	464,871
REV Group, Inc.	2,574	28,391
Sarcos Technology and Robotics Corp.(1)	5,691	12,634
Shyft Group, Inc. (The)	2,714	55,447
SPX Technologies, Inc.(1)	3,321	183,386
Standex International Corp.	895	73,077
Tennant Co.	1,415	80,032
Terex Corp.	5,366	159,585
Titan International, Inc.(1)	3,959	48,062
Trinity Industries, Inc.	6,442	137,537
Velo3D, Inc.(1)(2)	4,228	16,658
Wabash National Corp.	3,910	60,840
Watts Water Technologies, Inc., Class A	2,146	269,817
Xos, Inc.(1)(2)	4,104	4,925
		$6,122,707
Marine — 0.2%
Costamare, Inc.	4,298	$38,467
Eagle Bulk Shipping, Inc.(2)	1,007	43,482
Eneti, Inc.	1,717	11,452
Genco Shipping & Trading, Ltd.	2,519	31,563
Golden Ocean Group, Ltd.(2)	9,208	68,784
Matson, Inc.	3,007	184,991
Safe Bulkers, Inc.(2)	4,225	10,436
		$389,175
Media — 0.8%
AdTheorent Holding Co., Inc.(1)(2)	1,203	$2,586
Advantage Solutions, Inc.(1)	5,990	12,759
AMC Networks, Inc., Class A(1)	2,381	48,334
Audacy, Inc.(1)	10,833	4,183
Boston Omaha Corp., Class A(1)	1,383	31,864
Cardlytics, Inc.(1)	2,507	23,566
Clear Channel Outdoor Holdings, Inc.(1)	28,478	39,015
Cumulus Media, Inc., Class A(1)	1,386	9,744
Daily Journal Corp.(1)	88	22,562
Security	Shares	Value
Media (continued)
Entravision Communications Corp., Class A	5,618	$ 22,303
EW Scripps Co. (The), Class A(1)	4,675	52,687
Gambling.com Group, Ltd.(1)	651	4,948
Gannett Co., Inc.(1)	10,067	15,403
Gray Television, Inc.	6,701	95,958
iHeartMedia, Inc., Class A(1)	8,782	64,372
Innovid Corp.(1)(2)	5,996	16,249
Integral Ad Science Holding Corp.(1)	2,499	18,093
John Wiley & Sons, Inc., Class A	3,384	127,103
Loyalty Ventures, Inc.(1)(2)	1,504	1,820
Magnite, Inc.(1)	9,955	65,404
PubMatic, Inc.(1)(2)	3,130	52,052
Scholastic Corp.	2,334	71,794
Sinclair Broadcast Group, Inc., Class A	3,125	56,531
Stagwell, Inc.(1)(2)	6,124	42,562
TechTarget, Inc.(1)	2,150	127,280
TEGNA, Inc.	17,472	361,321
Thryv Holdings, Inc.(1)	1,906	43,514
Urban One, Inc.(1)	900	3,825
Urban One, Inc.(1)	621	3,285
WideOpenWest, Inc.(1)	4,110	50,430
		$1,491,547
Metals & Mining — 1.3%
5E Advanced Materials, Inc.(1)	2,423	$24,618
Alpha Metallurgical Resources, Inc.	1,342	183,639
Arconic Corp.(1)	8,259	140,733
ATI, Inc.(1)	9,733	258,995
Carpenter Technology Corp.	3,863	120,294
Century Aluminum Co.(1)	4,012	21,183
Coeur Mining, Inc.(1)	21,506	73,551
Commercial Metals Co.	9,490	336,705
Compass Minerals International, Inc.	2,622	101,026
Constellium SE(1)	9,626	97,608
Dakota Gold, Corp.(1)	3,810	11,621
Ferroglobe Representation & Warranty Insurance Trust(4)	5,015	0
Haynes International, Inc.	1,062	37,297
Hecla Mining Co.	41,687	164,247
Hycroft Mining Holding Corp.(1)	11,322	6,844
Ivanhoe Electric, Inc./US(1)	1,137	9,380
Kaiser Aluminum Corp.	1,239	76,013
Materion Corp.	1,598	127,840
Novagold Resources, Inc.(1)	19,333	90,672
Olympic Steel, Inc.	846	19,297
Piedmont Lithium, Inc.(1)	1,302	69,644
PolyMet Mining Corp.(1)	2,264	6,520
Ramaco Resources, Inc.	1,681	15,465

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining (continued)
Ryerson Holding Corp.	1,274	$ 32,793
Schnitzer Steel Industries, Inc., Class A	2,033	57,859
SunCoke Energy, Inc.	6,534	37,963
TimkenSteel Corp.(1)	3,716	55,703
Warrior Met Coal, Inc.	3,946	112,224
Worthington Industries, Inc.	2,386	91,002
		$ 2,380,736
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
AFC Gamma, Inc.	969	$14,826
Angel Oak Mortgage, Inc.(2)	557	6,673
Apollo Commercial Real Estate Finance, Inc.	11,004	91,333
Arbor Realty Trust, Inc.	12,950	148,925
Ares Commercial Real Estate Corp.	4,025	42,061
ARMOUR Residential REIT, Inc.(2)	7,704	37,518
Blackstone Mortgage Trust, Inc., Class A(2)	13,353	311,659
BrightSpire Capital, Inc.	6,877	43,394
Broadmark Realty Capital, Inc.	10,466	53,481
Chicago Atlantic Real Estate Finance, Inc.(2)	450	6,485
Chimera Investment Corp.(2)	18,054	94,242
Claros Mortgage Trust, Inc.(2)	6,900	81,006
Dynex Capital, Inc.	3,433	39,994
Ellington Financial, Inc.(2)	4,162	47,322
Franklin BSP Realty Trust, Inc.	6,315	68,013
Granite Point Mortgage Trust, Inc.	4,738	30,513
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,683	200,022
Invesco Mortgage Capital, Inc.(2)	2,236	24,820
KKR Real Estate Finance Trust, Inc.(2)	4,478	72,767
Ladder Capital Corp.	9,254	82,916
MFA Financial, Inc.	7,699	59,898
New York Mortgage Trust, Inc.	29,773	69,669
Nexpoint Real Estate Finance, Inc.	588	8,808
Orchid Island Capital, Inc.(2)	2,668	21,878
PennyMac Mortgage Investment Trust(2)	6,900	81,282
Ready Capital Corp.	5,615	56,936
Redwood Trust, Inc.	9,115	52,320
TPG RE Finance Trust, Inc.	5,301	37,107
Two Harbors Investment Corp.	26,598	88,305
		$1,974,173
Multiline Retail — 0.1%
Big Lots, Inc.(2)	2,101	$32,797
Dillard's, Inc., Class A(2)	323	88,101
Franchise Group, Inc.(2)	2,222	53,995
		$174,893
Security	Shares	Value
Multi-Utilities — 0.4%
Avista Corp.	5,527	$ 204,775
Black Hills Corp.	5,098	345,288
NorthWestern Corp.	4,421	217,867
Unitil Corp.	1,244	57,784
		$ 825,714
Oil, Gas & Consumable Fuels — 4.1%
Aemetis, Inc.(1)(2)	1,820	$ 11,138
Alto Ingredients, Inc.(1)	5,608	20,413
Amplify Energy Corp.(1)	2,675	17,575
Arch Resources, Inc.	1,159	137,457
Archaea Energy, Inc.(1)	4,469	80,487
Ardmore Shipping Corp.(1)	2,615	23,875
Battalion Oil Corp.(1)	188	2,237
Berry Corp.	5,491	41,183
Brigham Minerals, Inc., Class A	3,825	94,363
California Resources Corp.	5,869	225,546
Callon Petroleum Co.(1)	3,675	128,662
Centrus Energy Corp., Class A(1)	741	30,366
Chord Energy, Corp.	3,258	445,597
Civitas Resources, Inc.	5,783	331,886
Clean Energy Fuels Corp.(1)	12,133	64,790
CNX Resources Corp.(1)	14,458	224,533
Comstock Resources, Inc.(1)	7,181	124,160
CONSOL Energy, Inc.(1)	2,677	172,185
Crescent Energy Co., Class A(2)	2,320	31,250
CVR Energy, Inc.	2,315	67,089
Delek US Holdings, Inc.(1)	5,349	145,172
Denbury, Inc.(1)	3,930	339,002
DHT Holdings, Inc.	11,353	85,829
Dorian LPG, Ltd.	2,343	31,795
Earthstone Energy, Inc., Class A(1)	3,243	39,954
Empire Petroleum Corp.(1)(2)	508	6,680
Energy Fuels, Inc.(1)(2)	11,554	70,710
Equitrans Midstream Corp.	32,071	239,891
Excelerate Energy, Inc., Class A(1)	1,391	32,549
FLEX LNG, Ltd.(2)	2,139	67,742
Frontline, Ltd. / Bermuda(1)(2)	9,366	102,370
Gevo, Inc.(1)(2)	15,305	34,895
Golar LNG, Ltd.(1)	7,912	197,167
Green Plains, Inc.(1)	4,004	116,396
Gulfport Energy Corp.(1)	893	78,843
HighPeak Energy, Inc.(2)	391	8,469
International Seaways, Inc.	3,696	129,841
Kinetik Holdings, Inc., Class A(2)	1,242	40,464
Kosmos Energy, Ltd.(1)	34,681	179,301

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum, Inc.(1)	1,280	$ 80,448
Magnolia Oil & Gas Corp., Class A	13,084	259,194
Matador Resources Co.	8,827	431,817
Murphy Oil Corp.	11,558	406,495
NACCO Industries, Inc., Class A	304	14,297
NextDecade Corp.(1)(2)	2,319	13,960
Nordic American Tankers, Ltd.	15,546	41,508
Northern Oil and Gas, Inc.	5,249	143,875
Par Pacific Holdings, Inc.(1)	3,668	60,192
PBF Energy, Inc., Class A(1)	7,520	264,403
Peabody Energy Corp.(1)(2)	8,831	219,185
Permian Resources Corp.(1)	15,598	106,066
Ranger Oil Corp.(1)	1,641	51,609
REX American Resources Corp.(1)	1,323	36,938
Riley Exploration Permian, Inc.	821	15,583
Ring Energy, Inc.(1)	6,484	15,043
SandRidge Energy, Inc.(1)	2,384	38,883
Scorpio Tankers, Inc.	3,824	160,761
SFL Corp., Ltd.	8,615	78,483
SilverBow Resources, Inc.(1)(2)	880	23,654
Sitio Royalties Corp.(2)	851	18,816
SM Energy Co.	9,498	357,220
Talos Energy, Inc.(1)	4,961	82,601
Teekay Corp.(1)	5,446	19,551
Teekay Tankers, Ltd., Class A(1)	1,870	51,500
Tellurian, Inc.(1)(2)	38,270	91,465
Uranium Energy Corp.(1)(2)	25,171	88,099
Ur-Energy, Inc.(1)(2)	14,187	15,464
VAALCO Energy, Inc.	4,384	19,114
Vertex Energy, Inc.(1)(2)	4,056	25,269
W&T Offshore, Inc.(1)	8,233	48,245
World Fuel Services Corp.	4,892	114,668
		$7,616,268
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,270	$47,752
Glatfelter Corp.	3,755	11,678
Resolute Forest Products, Inc.(1)	3,447	68,940
Sylvamo Corp.	2,663	90,276
		$218,646
Personal Products — 0.7%
Beauty Health Co. (The)(1)(2)	7,481	$88,201
BellRing Brands, Inc.(1)	10,003	206,162
Edgewell Personal Care Co.	3,984	149,002
elf Beauty, Inc.(1)	3,854	144,987
Security	Shares	Value
Personal Products (continued)
Herbalife Nutrition, Ltd.(1)	7,430	$ 147,783
Honest Co. Inc. (The)(1)	6,574	23,009
Inter Parfums, Inc.	1,382	104,286
Medifast, Inc.	852	92,323
Nature's Sunshine Products, Inc.(1)	1,018	8,388
Nu Skin Enterprises, Inc., Class A	3,897	130,043
Thorne HealthTech, Inc.(1)	519	2,455
USANA Health Sciences, Inc.(1)	927	51,958
Veru, Inc.(1)	5,029	57,934
		$1,206,531
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc.(1)	4,539	$71,444
Aerie Pharmaceuticals, Inc.(1)	3,728	56,405
Amneal Pharmaceuticals, Inc.(1)	8,537	17,245
Amphastar Pharmaceuticals, Inc.(1)	3,073	86,351
Amylyx Pharmaceuticals, Inc.(1)	2,764	77,807
AN2 Therapeutics, Inc.(1)(2)	348	6,048
ANI Pharmaceuticals, Inc.(1)	781	25,101
Arvinas, Inc.(1)	3,641	161,988
Atea Pharmaceuticals, Inc.(1)(2)	5,064	28,814
Athira Pharma, Inc.(1)	2,529	7,511
Axsome Therapeutics, Inc.(1)(2)	2,332	104,054
Cara Therapeutics, Inc.(1)(2)	3,311	30,991
Cassava Sciences, Inc.(1)(2)	3,000	125,460
CinCor Pharma, Inc.(1)	1,571	51,560
Collegium Pharmaceutical, Inc.(1)	2,817	45,128
Corcept Therapeutics, Inc.(1)	6,395	163,968
DICE Therapeutics, Inc.(1)	2,129	43,176
Edgewise Therapeutics, Inc.(1)	2,990	29,422
Esperion Therapeutics, Inc.(1)	4,480	30,016
Evolus, Inc.(1)	2,529	20,358
EyePoint Pharmaceuticals, Inc.(1)(2)	1,657	13,107
Fulcrum Therapeutics, Inc.(1)(2)	2,042	16,520
Harmony Biosciences Holdings, Inc.(1)	1,967	87,118
Innoviva, Inc.(1)	4,746	55,101
Intra-Cellular Therapies, Inc.(1)	7,183	334,225
Liquidia Corp.(1)(2)	3,579	19,470
Nektar Therapeutics(1)(2)	13,610	43,552
NGM Biopharmaceuticals, Inc.(1)	3,117	40,770
Nuvation Bio, Inc.(1)	8,729	19,553
Ocular Therapeutix, Inc.(1)	5,745	23,842
Pacira BioSciences, Inc.(1)	3,468	184,463
Phathom Pharmaceuticals, Inc.(1)(2)	1,588	17,595
Phibro Animal Health Corp., Class A	1,619	21,517
Prestige Consumer Healthcare, Inc.(1)	3,774	188,058
Provention Bio, Inc.(1)(2)	3,744	16,848

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Reata Pharmaceuticals, Inc., Class A(1)(2)	2,153	$ 54,105
Relmada Therapeutics, Inc.(1)(2)	1,926	71,301
Revance Therapeutics, Inc.(1)	5,362	144,774
SIGA Technologies, Inc.	3,774	38,872
Supernus Pharmaceuticals, Inc.(1)	3,766	127,479
Tarsus Pharmaceuticals, Inc.(1)	1,360	23,283
Theravance Biopharma, Inc.(1)(2)	4,637	47,019
Theseus Pharmaceuticals, Inc.(1)	889	5,156
Tricida, Inc.(1)(2)	2,497	26,169
Ventyx Biosciences, Inc.(1)	1,681	58,684
Xeris Biopharma Holdings, Inc.(1)	9,930	15,491
		$2,876,919
Professional Services — 1.5%
Alight, Inc.(1)	26,623	$195,147
ASGN, Inc.(1)	3,764	340,153
Atlas Technical Consultants, Inc.(1)	1,056	7,022
Barrett Business Services, Inc.	606	47,268
CBIZ, Inc.(1)	3,836	164,104
CRA International, Inc.	558	49,517
Exponent, Inc.	3,987	349,540
First Advantage Corp.(1)	4,254	54,579
Forrester Research, Inc.(1)	966	34,786
Franklin Covey Co.(1)	1,007	45,708
Heidrick & Struggles International, Inc.	1,525	39,635
HireRight Holdings Corp.(1)	1,733	26,446
Huron Consulting Group, Inc.(1)	1,577	104,476
ICF International, Inc.	1,384	150,884
Insperity, Inc.	2,845	290,446
Kelly Services, Inc., Class A	2,680	36,421
Kforce, Inc.	1,567	91,905
Korn Ferry	4,165	195,547
Legalzoom.com, Inc.(1)(2)	7,347	62,964
Planet Labs PBC(1)(2)	11,662	63,325
Red Violet, Inc.(1)(2)	711	12,314
Resources Connection, Inc.	2,400	43,368
Skillsoft Corp.(1)(2)	6,088	11,141
Spire Global, Inc.(1)	9,381	10,131
Sterling Check Corp.(1)(2)	1,796	31,681
TriNet Group, Inc.(1)	2,936	209,102
TrueBlue, Inc.(1)	2,493	47,566
Upwork, Inc.(1)	9,146	124,568
Willdan Group, Inc.(1)	898	13,299
		$2,853,043
Security	Shares	Value
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.(1)	112	$ 1,783
Anywhere Real Estate, Inc.(1)	9,326	75,634
Compass, Inc.(1)(2)	19,550	45,356
Cushman & Wakefield PLC(1)	11,924	136,530
DigitalBridge Group, Inc.(1)(2)	12,709	158,989
Doma Holdings, Inc.(1)(2)	10,271	4,513
Douglas Elliman, Inc.	5,632	23,091
eXp World Holdings, Inc.(2)	4,867	54,559
Forestar Group, Inc.(1)	1,430	16,002
FRP Holdings, Inc.(1)	588	31,964
Kennedy-Wilson Holdings, Inc.	8,858	136,945
Marcus & Millichap, Inc.	1,962	64,314
Newmark Group, Inc., Class A	11,087	89,361
Offerpad Solutions, Inc.(1)(2)	5,120	6,195
RE / MAX Holdings, Inc., Class A	1,564	29,575
Redfin Corp.(1)(2)	7,977	46,586
RMR Group, Inc. (The), Class A	1,361	32,242
Seritage Growth Properties, Class A(1)	2,944	26,555
St. Joe Co. (The)	2,613	83,694
Stratus Properties, Inc.(1)	442	10,299
Tejon Ranch Co.(1)	1,572	22,637
Transcontinental Realty Investors, Inc.(1)	94	3,793
		$1,100,617
Road & Rail — 0.5%
ArcBest Corp.	1,857	$135,060
Bird Global, Inc.(1)(2)	12,857	4,537
Covenant Logistics Group, Inc.	905	25,974
Daseke, Inc.(1)	3,140	16,987
Heartland Express, Inc.	3,887	55,623
Marten Transport, Ltd.	4,424	84,764
PAM Transportation Services, Inc.(1)	502	15,542
Saia, Inc.(1)	2,083	395,770
TuSimple Holdings, Inc.(1)	10,494	79,754
Universal Truckload Services, Inc.	475	15,067
Werner Enterprises, Inc.	4,874	183,262
		$1,012,340
Semiconductors & Semiconductor Equipment — 2.2%
ACM Research, Inc., Class A(1)	3,596	$44,806
Alpha & Omega Semiconductor, Ltd.(1)	1,700	52,292
Ambarella, Inc.(1)	2,735	153,652
Amkor Technology, Inc.	7,612	129,785
Atomera, Inc.(1)(2)	1,466	14,851
Axcelis Technologies, Inc.(1)	2,553	154,610
AXT, Inc.(1)	3,267	21,889

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
CEVA, Inc.(1)	1,882	$ 49,365
Cohu, Inc.(1)	3,598	92,756
Credo Technology Group Holding, Ltd.(1)	7,559	83,149
CyberOptics Corp.(1)	538	28,934
Diodes, Inc.(1)	3,491	226,601
FormFactor, Inc.(1)	5,853	146,618
Ichor Holdings, Ltd.(1)	2,200	53,262
Impinj, Inc.(1)	1,599	127,968
indie Semiconductor, Inc.(1)(2)	7,484	54,783
Kulicke & Soffa Industries, Inc.	4,360	167,991
MACOM Technology Solutions Holdings, Inc.(1)	3,818	197,734
MaxLinear, Inc.(1)	5,704	186,065
Onto Innovation, Inc.(1)	3,888	249,026
PDF Solutions, Inc.(1)	2,532	62,110
Photronics, Inc.(1)	4,620	67,544
Power Integrations, Inc.	4,338	279,020
Rambus, Inc.(1)	8,317	211,418
Rigetti Computing, Inc.(1)	2,404	4,520
Rockley Photonics Holdings, Ltd.(1)	7,645	5,429
Semtech Corp.(1)	4,747	139,609
Silicon Laboratories, Inc.(1)	2,623	323,783
SiTime Corp.(1)	1,202	94,633
SkyWater Technology, Inc.(1)(2)	616	4,712
SMART Global Holdings, Inc.(1)(2)	3,784	60,052
SunPower Corp.(1)(2)	6,461	148,861
Synaptics, Inc.(1)	3,111	308,020
Transphorm, Inc.(1)	1,608	8,088
Ultra Clean Holdings, Inc.(1)	3,443	88,657
Veeco Instruments, Inc.(1)	4,143	75,900
		$4,118,493
Software — 4.3%
8x8, Inc.(1)	8,347	$28,797
A10 Networks, Inc.	4,968	65,925
ACI Worldwide, Inc.(1)	8,591	179,552
Agilysys, Inc.(1)	1,551	85,848
Alarm.com Holdings, Inc.(1)	3,708	240,501
Alkami Technology, Inc.(1)(2)	2,812	42,321
Altair Engineering, Inc., Class A(1)	3,898	172,370
American Software, Inc., Class A	2,315	35,466
Amplitude, Inc.(1)(2)	4,194	64,881
Appfolio, Inc., Class A(1)	1,469	153,834
Appian Corp.(1)(2)	3,084	125,920
Applied Blockchain, Inc.(1)(2)	605	1,028
Arteris, Inc.(1)	390	2,597
Asana, Inc., Class A(1)	5,706	126,844
Avaya Holdings Corp.(1)(2)	6,471	10,289
Security	Shares	Value
Software (continued)
AvePoint, Inc.(1)(2)	9,660	$ 38,737
Benefitfocus, Inc.(1)(2)	2,338	14,846
Blackbaud, Inc.(1)	3,484	153,505
Blackline, Inc.(1)	4,331	259,427
Blend Labs, Inc.(1)	13,875	30,664
Box, Inc., Class A(1)	10,964	267,412
BTRS Holdings, Inc.(1)	7,375	68,292
C3.ai, Inc.(1)(2)	5,162	64,525
Cerence, Inc.(1)	2,967	46,730
ChannelAdvisor Corp.(1)	2,410	54,611
Cipher Mining, Inc.(1)(2)	2,930	3,692
Cleanspark, Inc.(1)(2)	2,567	8,163
Clear Secure, Inc., Class A(1)(2)	4,667	106,688
Commvault Systems, Inc.(1)	3,339	177,101
Consensus Cloud Solutions, Inc.(1)	1,133	53,591
Couchbase, Inc.(1)	1,822	26,000
CS Disco, Inc.(1)(2)	1,668	16,680
Cvent Holding Corp.(1)	3,549	18,632
Digimarc Corp.(1)(2)	926	12,547
Digital Turbine, Inc.(1)	7,101	102,325
Domo, Inc., Class B(1)	2,113	38,013
Duck Creek Technologies, Inc.(1)	5,793	68,647
E2open Parent Holdings, Inc.(1)(2)	15,369	93,290
Ebix, Inc.	2,269	43,043
eGain Corp.(1)	1,491	10,959
Enfusion, Inc., Class A(1)	1,682	20,756
EngageSmart, Inc.(1)	2,617	54,146
Envestnet, Inc.(1)	4,165	184,926
Everbridge, Inc.(1)	2,969	91,683
EverCommerce, Inc.(1)	2,327	25,434
ForgeRock, Inc.(1)	2,100	30,513
Greenidge Generation Holdings, Inc.(1)(2)	960	1,920
Instructure Holdings, Inc.(1)	1,314	29,276
Intapp, Inc.(1)	1,077	20,108
InterDigital, Inc.	2,318	93,694
IronNet, Inc.(1)	4,862	3,350
Kaleyra, Inc.(1)	2,211	2,145
KnowBe4, Inc.(1)	5,463	113,685
Latch, Inc.(1)(2)	5,277	5,032
LivePerson, Inc.(1)	5,071	47,769
LiveRamp Holdings, Inc.(1)	5,104	92,689
LiveVox Holdings, Inc.(1)(2)	1,668	4,921
Marathon Digital Holdings, Inc.(1)(2)	8,700	93,177
Matterport, Inc.(1)	16,419	62,228
MeridianLink, Inc.(1)	1,759	28,636
MicroStrategy, Inc., Class A(1)(2)	729	154,737
Mitek Systems, Inc.(1)	3,089	28,295

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Model N, Inc.(1)	2,795	$ 95,673
Momentive Global, Inc.(1)	9,991	58,048
N-able, Inc.(1)	5,114	47,202
NextNav, Inc.(1)(2)	3,659	9,843
Olo, Inc., Class A(1)	6,745	53,285
ON24, Inc.(1)	3,120	27,456
OneSpan, Inc.(1)	2,735	23,548
PagerDuty, Inc.(1)(2)	6,330	146,033
Ping Identity Holding Corp.(1)	5,797	162,722
Progress Software Corp.	3,448	146,712
PROS Holdings, Inc.(1)	3,289	81,238
Q2 Holdings, Inc.(1)	4,288	138,074
Qualys, Inc.(1)	3,024	421,515
Rapid7, Inc.(1)	4,392	188,417
Rimini Street, Inc.(1)	3,438	16,021
Riot Blockchain, Inc.(1)	10,594	74,264
Sapiens International Corp. NV	2,300	44,114
SecureWorks Corp., Class A(1)	472	3,800
ShotSpotter, Inc.(1)	604	17,371
Sprout Social, Inc., Class A(1)	3,603	218,630
SPS Commerce, Inc.(1)	2,844	353,310
Sumo Logic, Inc.(1)	8,891	66,682
Telos Corp.(1)	4,086	36,325
Tenable Holdings, Inc.(1)	8,620	299,976
Terawulf, Inc.(1)	1,603	2,020
Upland Software, Inc.(1)	2,219	18,040
UserTesting, Inc.(1)(2)	3,548	13,908
Varonis Systems, Inc.(1)	8,251	218,816
Verint Systems, Inc.(1)	4,772	160,244
Veritone, Inc.(1)(2)	2,028	11,418
Viant Technology, Inc., Class A(1)	874	3,680
Weave Communications, Inc.(1)(2)	2,450	12,372
WM Technology, Inc.(1)(2)	5,383	8,667
Workiva, Inc.(1)	3,738	290,816
Yext, Inc.(1)	8,933	39,841
Zeta Global Holdings Corp.(1)(2)	8,568	56,634
Zuora, Inc., Class A(1)	8,630	63,689
		$7,933,817
Specialty Retail — 2.1%
Aaron's Co., Inc. (The)	2,660	$25,855
Abercrombie & Fitch Co., Class A(1)	3,722	57,877
Academy Sports & Outdoors, Inc.	6,488	273,664
American Eagle Outfitters, Inc.	11,935	116,128
America's Car-Mart, Inc.(1)	476	29,046
Arko Corp.	6,464	60,697
Asbury Automotive Group, Inc.(1)	1,737	262,461
Security	Shares	Value
Specialty Retail (continued)
Bed Bath & Beyond, Inc.(1)(2)	5,978	$ 36,406
Big 5 Sporting Goods Corp.	1,632	17,528
Boot Barn Holdings, Inc.(1)	2,323	135,803
Buckle, Inc. (The)	2,282	72,248
Build-A-Bear Workshop, Inc.	1,064	14,183
Caleres, Inc.	2,732	66,169
Camping World Holdings, Inc., Class A	2,887	73,099
Cato Corp. (The), Class A	1,550	14,787
Chico's FAS, Inc.(1)	9,433	45,656
Children's Place, Inc. (The)(1)	1,078	33,299
Citi Trends, Inc.(1)	699	10,841
Conn's, Inc.(1)(2)	1,614	11,427
Container Store Group, Inc. (The)(1)	2,581	12,647
Designer Brands, Inc., Class A	4,336	66,384
Destination XL Group, Inc.(1)	4,482	24,292
EVgo, Inc.(1)(2)	5,097	40,317
Express, Inc.(1)(2)	4,818	5,252
Foot Locker, Inc.	6,232	194,002
Genesco, Inc.(1)	983	38,652
Group 1 Automotive, Inc.	1,206	172,301
GrowGeneration Corp.(1)(2)	4,242	14,847
Guess?, Inc.	2,554	37,467
Haverty Furniture Cos., Inc.	1,371	34,138
Hibbett, Inc.	1,064	52,998
JOANN, Inc.	910	6,024
LL Flooring Holdings, Inc.(1)	2,470	17,117
MarineMax, Inc.(1)	1,632	48,617
Monro, Inc.	2,468	107,259
Murphy USA, Inc.	1,681	462,124
National Vision Holdings, Inc.(1)	6,087	198,741
ODP Corp. (The)(1)	3,224	113,324
OneWater Marine, Inc., Class A(1)	718	21,619
Party City Holdco, Inc.(1)(2)	8,666	13,692
Rent-A-Center, Inc.	3,982	69,725
Sally Beauty Holdings, Inc.(1)	8,137	102,526
Shoe Carnival, Inc.	1,384	29,673
Signet Jewelers, Ltd.	3,499	200,108
Sleep Number Corp.(1)	1,771	59,877
Sonic Automotive, Inc., Class A	1,531	66,292
Sportsman's Warehouse Holdings, Inc.(1)	3,542	29,399
Tile Shop Holdings, Inc.	2,729	9,606
Tilly's, Inc., Class A	1,890	13,079
Torrid Holdings, Inc.(1)	979	4,082
TravelCenters of America, Inc.(1)	979	52,797
Urban Outfitters, Inc.(1)	4,945	97,169
Volta, Inc.(1)(2)	9,165	11,090
Warby Parker, Inc.(1)	6,260	83,508

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Winmark Corp.	214	$ 46,297
Zumiez, Inc.(1)	1,173	25,255
		$ 3,939,471
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(1)(2)	9,520	$ 75,969
Avid Technology, Inc.(1)	2,835	65,942
CompoSecure, Inc.(1)	583	2,921
Corsair Gaming, Inc.(1)(2)	2,874	32,620
Diebold Nixdorf, Inc.(1)	5,880	14,347
Eastman Kodak Co.(1)(2)	3,518	16,148
IonQ, Inc.(1)	8,912	45,184
Super Micro Computer, Inc.(1)	3,523	194,012
Turtle Beach Corp.(1)	1,190	8,116
Xerox Holdings Corp.	8,577	112,187
		$567,446
Textiles, Apparel & Luxury Goods — 0.6%
Allbirds, Inc.(1)(2)	7,078	$21,517
Crocs, Inc.(1)	4,758	326,684
Ermenegildo Zegna NV(2)	3,548	38,141
Fossil Group, Inc.(1)	3,623	12,391
G-III Apparel Group, Ltd.(1)	3,579	53,506
Kontoor Brands, Inc.	4,356	146,405
Movado Group, Inc.	1,238	34,887
Oxford Industries, Inc.	1,242	111,507
PLBY Group, Inc.(1)(2)	2,227	8,975
Rocky Brands, Inc.	588	11,795
Steven Madden, Ltd.	5,920	157,886
Superior Group of Cos., Inc.	933	8,285
Unifi, Inc.(1)	1,199	11,403
Wolverine World Wide, Inc.	6,377	98,142
		$1,041,524
Thrifts & Mortgage Finance — 1.4%
Axos Financial, Inc.(1)	4,474	$153,145
Blue Foundry Bancorp(1)(2)	2,149	23,961
Bridgewater Bancshares, Inc.(1)	1,907	31,408
Capitol Federal Financial, Inc.	9,963	82,693
Columbia Financial, Inc.(1)	2,595	54,832
Enact Holdings, Inc.	2,253	49,949
Essent Group, Ltd.	8,263	288,131
Federal Agricultural Mortgage Corp., Class C	688	68,208
Finance of America Cos., Inc., Class A(1)(2)	2,618	3,875
Flagstar Bancorp, Inc.	4,030	134,602
Greene County Bancorp, Inc.	254	14,547
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Hingham Institution for Savings (The)	102	$ 25,613
Home Bancorp, Inc.	638	24,876
Home Point Capital, Inc.	600	924
Kearny Financial Corp.	5,244	55,691
Luther Burbank Corp.	1,113	12,933
Merchants Bancorp	1,096	25,285
Mr. Cooper Group, Inc.(1)	5,446	220,563
NMI Holdings, Inc., Class A(1)	6,584	134,116
Northfield Bancorp, Inc.	3,620	51,802
PCSB Financial Corp.	1,066	19,113
PennyMac Financial Services, Inc.	2,335	100,172
Pioneer Bancorp, Inc.(1)(2)	918	8,739
Provident Bancorp, Inc.	1,419	20,306
Provident Financial Services, Inc.	5,603	109,259
Radian Group, Inc.	12,528	241,665
Southern Missouri Bancorp, Inc.	690	35,211
Sterling Bancorp, Inc.(1)	1,284	7,743
TrustCo Bank Corp.	1,565	49,172
Velocity Financial, Inc.(1)	672	7,284
Walker & Dunlop, Inc.	2,327	194,840
Waterstone Financial, Inc.	1,822	29,444
WSFS Financial Corp.	4,831	224,448
		$2,504,550
Tobacco — 0.1%
22nd Century Group, Inc.(1)(2)	11,838	$10,977
Turning Point Brands, Inc.	1,011	21,464
Universal Corp.	1,896	87,292
Vector Group, Ltd.	11,264	99,236
		$218,969
Trading Companies & Distributors — 1.4%
Alta Equipment Group, Inc.(1)	1,505	$16,570
Applied Industrial Technologies, Inc.	3,002	308,546
Beacon Roofing Supply, Inc.(1)	4,075	222,984
BlueLinx Holdings, Inc.(1)	703	43,656
Boise Cascade Co.	3,044	180,996
Custom Truck One Source, Inc.(1)	4,543	26,486
Distribution Solutions Group, Inc.(1)	447	12,592
DXP Enterprises, Inc.(1)	1,272	30,121
GATX Corp.	2,708	230,586
Global Industrial Co.	1,000	26,830
GMS, Inc.(1)	3,426	137,074
H&E Equipment Services, Inc.	2,486	70,453
Herc Holdings, Inc.	1,979	205,579
Hudson Technologies, Inc.(1)	3,235	23,777

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors (continued)
Karat Packaging, Inc.(1)	359	$ 5,740
McGrath RentCorp	1,817	152,374
MRC Global, Inc.(1)	6,928	49,812
NOW, Inc.(1)	8,273	83,144
Rush Enterprises, Inc., Class A	3,238	142,019
Rush Enterprises, Inc., Class B	564	27,021
Textainer Group Holdings, Ltd.	3,758	100,940
Titan Machinery, Inc.(1)	1,521	42,983
Transcat, Inc.(1)	601	45,490
Triton International, Ltd.	4,773	261,226
Veritiv Corp.(1)	1,113	108,818
		$2,555,817
Water Utilities — 0.4%
American States Water Co.	2,895	$225,665
Artesian Resources Corp., Class A	703	33,828
California Water Service Group	4,256	224,249
Global Water Resources, Inc.	641	7,519
Middlesex Water Co.	1,398	107,926
Pure Cycle Corp.(1)	1,502	12,542
SJW Group	2,026	116,698
York Water Co. (The)	1,157	44,463
		$772,890
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	3,752	$45,474
KORE Group Holdings, Inc.(1)	2,632	5,027
Shenandoah Telecommunications Co.	3,920	66,718
Telephone & Data Systems, Inc.	7,925	110,158
United States Cellular Corp.(1)	1,199	31,210
		$258,587
Total Common Stocks (identified cost $152,256,709)		$168,518,469

Exchange-Traded Funds — 3.4%

Security	Shares	Value
Equity Funds — 3.4%
iShares Russell 2000 ETF(2)	38,000	$ 6,266,960
Total Exchange-Traded Funds (identified cost $6,620,099)		$ 6,266,960

Miscellaneous — 0.0%

Security	Shares	Value
Biotechnology — 0.0%
Fresh Market, Inc., Escrow Certificates(1)(4)(5)	3,326	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Rights — 0.0%(3)

Security	Shares	Value
Biotechnology — 0.0%(3)
Aduro Biotech, Inc. CVR(1)(4)(5)	1,109	$ 0
GTx, Inc. CVR(1)(4)(5)	57	0
Prevail Therapeutics, Inc. CVR(1)(2)(4)(5)	1,221	610
Radius Health, Inc. CVR(1)(4)(5)	3,845	308
Tobira Therapeutics, Inc. CVR(1)(4)(5)	690	9,481
		$ 10,399
Health Care Equipment & Supplies — 0.0%(3)
Flexion Therapeutics, Inc. CVR(1)(4)(5)	3,730	$ 2,312
		$2,312
Pharmaceuticals — 0.0%
Progenic Pharmaceuticals, Inc. CVR(1)(4)(5)	7,261	$0
		$0
Total Rights (identified cost $3,389)		$12,711

Short-Term Investments — 11.1%
Affiliated Fund — 4.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(6)	8,559,233	$ 8,559,233
Total Affiliated Fund (identified cost $8,559,233)		$ 8,559,233
Securities Lending Collateral — 5.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(7)	10,901,015	$ 10,901,015
Total Securities Lending Collateral (identified cost $10,901,015)		$ 10,901,015

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 1/26/23(8)	$1,000	$ 989,181
Total U.S. Treasury Obligations (identified cost $997,585)		$ 989,181
Total Short-Term Investments (identified cost $20,457,833)		$ 20,449,429
Total Investments — 105.9% (identified cost $179,338,030)		$195,247,569

Other Assets, Less Liabilities — (5.9)%	$(10,821,288)
Net Assets — 100.0%	$184,426,281

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2022. The aggregate market value of securities on loan at September 30, 2022 was $18,749,291 and the total market value of the collateral received by the Fund was $19,461,123, comprised of cash of $10,901,015 and U.S. government and/or agencies securities of $8,560,108.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $12,711, which represents less than 0.05% of the net assets of the Fund as of September 30, 2022.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	111	Long	12/16/22	$9,267,390	$(925,185)
					$(925,185)
Restricted Securities
Description	Acquisition Dates	Cost
Aduro Biotech, Inc. CVR	10/2/20	$0
Flexion Therapeutics, Inc. CVR	11/22/21	2,313
Fresh Market, Inc., Escrow Certificates	7/20/22	0
GTx, Inc. CVR	6/10/19	117
Prevail Therapeutics, Inc. CVR	1/25/21	610
Progenic Pharmaceuticals, Inc. CVR	6/22/20	0
Radius Health, Inc. CVR	8/16/22	308
Tobira Therapeutics, Inc. CVR	11/2/16	41

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Abbreviations:
CVR	– Contingent Value Rights
At September 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2022, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Funds
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) was $8,559,233, which represents 4.7% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$11,109,283	$ 9,024,957	$(20,134,119)	$(22)	$(99)	$ —	$ 3,052	—
Liquidity Fund	—	37,541,795	(28,982,562)	—	—	8,559,233	80,241	8,559,233
Total				$(22)	$(99)	$8,559,233	$83,293
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$168,518,469(2)	$ —	$ —	$168,518,469
Exchange-Traded Funds	6,266,960	—	—	6,266,960
Rights	—	—	12,711	12,711
Miscellaneous	—	—	—	—
Short-Term Investments:
Affiliated Fund	8,559,233	—	—	8,559,233
Securities Lending Collateral	10,901,015	—	—	10,901,015
U.S. Treasury Obligations	—	989,181	—	989,181
Total Investments	$194,245,677	$989,181	$12,711	$195,247,569

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3(1)	Total
Futures Contracts	$(925,185)	$ —	$ —	$(925,185)
Total	$(925,185)	$ —	$ —	$(925,185)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2022 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.